UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2018

Date of reporting period:	1/31/2018

Item 1 – Reports to Stockholders

PRUDENTIAL CORE SHORT-TERM BOND FUND

PRUDENTIAL CORE ULTRA SHORT BOND FUND

PRUDENTIAL INSTITUTIONAL MONEY MARKET FUND

ANNUAL REPORT

JANUARY 31, 2018

Prudential Core Short-Term Bond Fund—Objective: Income consistent with relative stability of principal

Prudential Core Ultra Short Bond Fund—Objective: Current income consistent with the preservation of capital and the maintenance of liquidity

Prudential Institutional Money Market Fund—Objective: Current income consistent with the preservation of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Prudential Investment Portfolios 2	3

This Page Intentionally Left Blank

Prudential Core Short-Term Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 1/31/18
	One Year (%)	Five Years (%)	Ten Years (%)
Prudential Core Short-Term Bond	2.36	1.63	1.76
Lipper Ultra Short Obligations Funds Average	1.37	0.71	1.11
3 Month LIBOR IX	1.27	0.56	0.76

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the 3 Month LIBOR IX by portraying the initial account values at the beginning of the 10-year period (January 31, 2008) and the account values at the end of the current fiscal year (January 31, 2018), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

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Prudential Core Short-Term Bond Fund

Your Fund’s Performance (unaudited) (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Bloomberg

Benchmark Definition

Lipper Ultra Short Obligations Funds Average—The Lipper Ultra Short Obligation Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Ultra Short Obligation Funds universe for the periods noted. Funds in the Lipper Average primarily invest in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

3 Month LIBOR IX—The 3 Month London InterBank Offered Rate Index is the average rate at which a panel of leading banks borrowed US dollar funds from one another with a maturity of three months during the periods noted. LIBOR is the most widely used “benchmark” or reference rate for short term interest rates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Distributions and Yields as of 1/31/18
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Prudential Core Short-Term Bond Fund	0.21	2.04	2.04

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 1/31/18 (%)
AAA	24.6
AA	10.4
A	21.0
BBB	7.7
BB	2.6
B	0.4
CCC	0.1
D	0.1
Not Rated	0.2
Cash/Equivalents	33.0
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s, S&P and Fitch. Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Prudential Core Ultra Short Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 1/31/18
	One Year (%)	Five Years (%)	Ten Years (%)
Prudential Core Ultra Short Bond Fund	1.18	0.46	0.61
iMoneyNet Prime Institutional Funds Average	0.93	0.27	0.42

Source: PGIM Investments LLC and iMoneyNet Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the iMoneyNet Prime Institutional Funds Average by portraying the initial account values at the beginning of the 10-year period (January 31, 2008) and the account values at the end of the current fiscal year (January 31, 2018), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

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Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Benchmark Definition

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 1/31/18
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Prudential Core Ultra Short Bond Fund	0.01	1.53	1.53

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 1/31/18 (%)
A-1+/P-1	61.1
A-1/P-1	33.3
Not Rated	5.6
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s, S&P and Fitch. Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Prudential Institutional Money Market Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 1/31/18
	One Year (%)	Since Inception (%)
Prudential Institutional Money Market Fund	1.14	0.96 (7/19/16)
iMoneyNet Prime Institutional Funds Average	0.93	0.76

Source: PGIM Investments LLC and iMoney Net Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Institutional Money Market Fund Yield Comparison

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Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for Prudential Institutional Money Market Fund and the iMoneyNet Prime Institutional Funds Average every Tuesday from January 31, 2017 to January 30, 2018, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund’s performance table as of January 31, 2018.

* Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Benchmark Definition

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

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Prudential Core Short-Term Bond Fund

Strategy and Performance Overview (unaudited)

How did the Fund perform?

During the fiscal year ended January 31, 2018, the Prudential Core Short-Term Bond Fund’s net asset value (NAV) experienced minimal volatility. The Fund posted a 2.36% return, which includes NAV fluctuations and income. Over the same period, the 3 Month LIBOR IX (the Index) returned 1.27%, and the Lipper Ultra Short Obligations Funds Average returned 1.37%.

What were market conditions?

2017 was not expected to be a good year for bonds. There was so much for the bond market to fear. European and Japanese interest rates had risen as the European Central Bank (ECB) and Bank of Japan (BoJ) began their respective stylized tapers, which meant pulling back from Quantitative Easing programs. The US had its Republican sweep, bringing with it expectations for pro-cyclical fiscal stimuli and upside risks to forecasts for Federal Reserve Bank (the Fed) rate hikes. Consensus year-end forecasts for the 10-year Treasury and Bund yields rose to as high as 3% and 75 bps, respectively. (A basis point is 1/100th of a percent.) All said, this confluence was expected to finally torpedo the decades-old bond bull market.

In December 2017, the Fed increased the fed funds Rate to a range of 1.25%-1.50%, marking its third interest rate hike in 2017 and the fifth in its current tightening cycle. The fed funds rate is the interest rate at which depository institutions (banks and credit unions) lend reserve balances to other depository institutions overnight, on an uncollateralized basis. During 2017, economic growth saw a pickup to an annualized pace above 3%, while inflation remained generally muted around 2%, allowing the Fed to gradually continue to increase the fed funds rate, and pulling LIBOR and money market mutual fund yields higher as well.

Within the short end of the yield curve, a key theme for the one-year period was spread tightening among credit securities vs. government securities. (Spreads are differences in yield between government bonds and debt securities of comparable maturity but lower credit quality.) Based on Bloomberg Barclays Indices, 1-to-3-year government bonds posted a flat return for the period. Other “spread” sectors fared better over the period as credit quality spreads tightened. The 1-3-year segment of the Bloomberg Barclays Aggregate Bond Index, which includes non-government sectors, posted a 0.41% return on the year, while 1-3-year investment-grade corporate debt posted a 1.36% return.

What strategies or holdings affected the Fund’s performance?

The Fund emphasizes spread assets, with over 65% of assets allocated to the previously mentioned non-Treasury sectors including short-term investment-grade corporates, commercial mortgage-backed securities, and asset-backed securities (non-agency residential mortgages, credit card receivables, etc.). This positioning helped the Fund outpace the Index.

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During the period, the Fund benefited, relative to 3-month LIBOR, from positions in short-duration (less than two-year weighted average life), corporate, commercial mortgage-backed security and asset backed security assets. In general, the incremental yield over same-duration government assets and short-term money market paper provided by these sectors, in tandem with tightening credit spreads versus government assets during the period, led to the outperformance.

Did the Fund use derivatives and how did they affect performance?

During the reporting period, the Fund used swap agreements, and the use of these derivatives had a minimal effect on the performance of the Fund.

Current outlook

Looking ahead, PGIM Fixed Income expects the Fed to increase the Fed Funds rate 3-4 times over the course of 2018, which will in tandem increase yields on other short term fixed and floating rate sectors. The Fund will continue to emphasize well-researched short term credit sectors, including short-term corporate, commercial mortgage backed, and asset backed securities as PGIM Fixed Income expects these assets to offer the most value from a total return perspective. The portfolio management team will also continue to reinvest sub-prime mortgage backed security paydowns into the other credit sectors.

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Prudential Core Ultra Short Bond Fund

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The seven-day current yields of the Prudential Core Ultra Short Bond Fund share class remained above 1.00% throughout the 12-month reporting period that ended January 31, 2018.

What were market conditions?

2017 was not expected to be a good year for bonds. There was so much for the bond market to fear. European and Japanese interest rates had risen as the European Central Bank (ECB) and Bank of Japan (BoJ) began their respective stylized tapers, which means pulling back from quantitative easing programs. The US had its Republican sweep, bringing with it expectations for pro-cyclical fiscal stimuli and upside risks to forecasts for Federal Reserve Bank (the Fed) rate hikes. Consensus year-end forecasts for the 10-year Treasury and Bund yields rose to as high as 3.0% and 75 bps, respectively. (A basis point is 1/100th of a percent.) All said, this confluence was expected to finally torpedo the decades-old bond bull market.

In December 2017, the Federal Reserve (Fed) increased the fed funds Rate to a range of 1.25%-1.50%, marking its third interest rate hike in 2017 and the fifth in its current tightening cycle. The federal funds rate is the interest rate at which depository institutions (banks and credit unions) lend reserve balances to other depository institutions overnight, on an uncollateralized basis. During 2017, economic growth saw a pickup to an annualized pace above 3%, while inflation remained generally muted around 2%, allowing the Fed to gradually continue to increase fed funds, and pulling LIBOR and money market mutual fund yields higher as well.

Within the short end of the yield curve, a key theme for 2017 was spread tightening among credit securities vs. government securities (Spreads are differences in yield between government bonds and debt securities of comparable maturity but lower credit quality.). Resulting from 2016’s money market reforms, the credit sectors as ultra short interest rates experienced significant spread widening as Rule 2a-7 money market investors flooded to the government sector of the market. As 2017 unwound, non-2a-7 investors took advantage of wider spreads, driving spreads tighter. Throughout the year, supply and demand dynamics also created pockets of opportunity where floating rate spreads widened from bouts of oversupply, making them less attractive versus fixed rate securities despite a rising rate environment.

What strategies or holdings affected the Fund’s performance?

The Fund continued to emphasize spread assets, including over 60% in corporate exposure, over Treasury and agency paper to capture spread tightening and additional yield. Throughout the year, with the Fed’s rate hikes generally anticipated and broadcasted, the Fund’s portfolio managers shortened the weighted average maturity and weighted

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average life ahead of the hikes, thus allowing these proceeds to be reinvested post-hike at higher levels in longer maturities.

At different times throughout the year, the portfolio managers also took advantage of wider floating rate spreads and increased positions in LIBOR floaters. Floaters are bonds or other types of debt whose coupon rate changes with short-term interest rates. Additionally, the Fund’s position in agency discount notes versus repurchase agreements and Treasuries shifted tactically based on relative value between the sectors throughout the period.

Current outlook

Looking ahead, PGIM Fixed Income expects the Fed to increase the Fed Funds rate 3-4 times over the course of 2018, which will in tandem increase yields on other short term fixed and floating rate sectors. The portfolio management team will continue to focus on corporate assets, with an emphasis on financials, over other money market sectors including Treasuries, agencies and repurchase agreements. As relative value between floating rate and fixed rate assets fluctuates, the team will seek to rotate into more attractively priced holdings. The Fund’s WAM will also be tactically adjusted, in anticipation of Fed policy expectations, to best position the Fund to capture the best available yields.

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Prudential Institutional Money Market Fund

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The seven-day current yield of the Prudential Institutional Money Market Fund remained above 1.00% throughout the 12-month reporting period that ended January 31, 2018.

What were market conditions?

•

2017 was not expected to be a good year for bonds. There was so much for the bond market to fear. European and Japanese interest rates had risen as the European Central Bank (ECB) and Bank of Japan (BoJ) began their respective stylized tapers, which means pulling back from quantitative easing programs. The US had its Republican sweep, bringing with it expectations for pro-cyclical fiscal stimuli and upside risks to forecasts for Federal Reserve Bank (the Fed) rate hikes. Consensus year-end forecasts for the 10-year Treasury and Bund yields rose to as high as 3% and 75 bps, respectively. (A basis point is 1/100th of a percent.) All said, this confluence was expected to finally torpedo the decades-old bond bull market.

•

In December 2017, the Fed increased the fed funds Rate to a range of 1.25%-1.50%, marking its third interest rate hike in 2017 and the fifth in its current tightening cycle. The fed funds rate is the interest rate at which depository institutions (banks and credit unions) lend reserve balances to other depository institutions overnight, on an uncollateralized basis. During 2017, economic growth saw a pickup to an annualized pace above 3%, while inflation remained generally muted around 2%, allowing the Fed to gradually continue to increase the fed funds Rate, and pulling LIBOR and money market mutual fund yields higher as well.

•

Within the short end of the yield curve, a key theme for 2017 was spread tightening among credit securities vs. government securities. Resulting from 2016’s money market reforms, the credit sectors as ultra short interest rates experienced significant spread widening as Rule 2a-7 money market investors flooded to the government sector of the market. As 2017 unwound, non-2a-7 investors took advantage of wider spreads, driving spreads tighter. Throughout the year, supply and demand dynamics also created pockets of opportunity where floating rate spreads widened from bouts of oversupply, making them less attractive vs. fixed rate securities despite a rising rate environment.

What strategies or holdings affected the Fund’s performance?

•

The Fund continued to emphasize spread assets, including over 70% in corporate exposure with an emphasis on financials, over Treasury and agency paper to capture spread tightening and additional yield. Throughout the year, with the Fed’s rate hikes generally anticipated and broadcasted, the Fund’s managers shortened the Fund’s weighted average maturity and weighted average life ahead of the hikes, thus allowing these proceeds to be reinvested post-hike at higher levels in longer maturities.

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•

At different times throughout the year, the portfolio managers also took advantage of wider floating rate spreads and increased positions in LIBOR floaters. Floaters are bonds or other types of debt whose coupon rate changes with short-term interest rates. Additionally, the Fund’s position in agency discount notes versus repurchase agreements and Treasuries shifted tactically based on relative value between the sectors throughout the period.

Current outlook

Looking ahead, PGIM Fixed Income expects the Fed to increase the Fed Funds rate 3-4 times over the course of 2018, which will in tandem increase yields on other short term fixed and floating rate sectors. The portfolio management team will continue to focus on corporate assets, with an emphasis on financials, over other money market sectors including Treasuries, agencies and repurchase agreements. As relative value between floating rate and fixed rate assets fluctuates, the team will seek to rotate into more attractively priced holdings. The Fund’s WAM will also be tactically adjusted, in anticipation of Fed policy expectations, to best position the Fund to capture the best available yields.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Prudential Core Short-Term Bond Fund	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,011.20	0.03%	$0.15
Hypothetical	$1,000.00	$1,025.05	0.03%	$0.15

Prudential Core Ultra Short Bond Fund	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,003.60	0.01%	$0.05
Hypothetical	$1,000.00	$1,025.09	0.01%	$0.05

Prudential Institutional Money Market Fund	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,006.60	0.07%	$0.35
Hypothetical	$1,000.00	$1,024.85	0.07%	$0.36

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2018, and divided by the 365 days in the Fund’s fiscal year ended January 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Prudential Core Short-Term Bond Fund

Schedule of Investments

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 68.1%

ASSET-BACKED SECURITIES 18.9%

Automobiles 3.0%
Ally Master Owner Trust, Series 2017-3, Class A1, 1 Month LIBOR + 0.430%	1.990	%(c)	06/15/22	6,600	$6,632,160
Bank of The West Auto Trust,
Series 2017-1, Class A2, 144A	1.780%		02/15/21	1,200	1,195,873
Series 2017-1, Class A3, 144A	2.110%		01/15/23	1,000	990,715
CarMax Auto Owner Trust,
Series 2016-2, Class A2B, 1 Month LIBOR + 0.470%	2.030	%(c)	06/17/19	89	88,780
Series 2016-3, Class A2	1.170%		08/15/19	3,103	3,099,729
Series 2017-4, Class A3	2.110%		10/17/22	2,300	2,279,526
Series 2018-1, Class A3	2.480%		11/15/22	2,900	2,892,211
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	2,800	2,794,672
Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	1.910	%(c)	09/15/22	7,500	7,524,368
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A2B, 1 Month LIBOR + 0.500%	2.061	%(c)	10/22/18	227	226,921
Series 2016-3, Class A2B, 1 Month LIBOR + 0.360%	1.921	%(c)	02/20/19	2,184	2,184,307
Series 2017-2, Class A2B, 1 Month LIBOR + 0.300%	1.861	%(c)	01/21/20	2,779	2,782,127
Series 2017-3, Class A2B, 1 Month LIBOR + 0.240%	1.801	%(c)	01/21/20	3,100	3,101,871
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A2, 144A, 1 Month LIBOR + 0.430%	1.990	%(c)	07/15/22	9,000	9,037,057
Hyundai Auto Lease Securitization Trust,
Series 2016-B, Class A2B, 144A, 1 Month LIBOR + 0.420%	1.980	%(c)	11/15/18	203	203,283
Series 2017-A, Class A2B, 144A, 1 Month LIBOR + 0.300%	1.860	%(c)	07/15/19	2,426	2,426,926
Nissan Auto Lease Trust,
Series 2016-B, Class A2B, 1 Month LIBOR + 0.280%	1.840	%(c)	12/17/18	1,954	1,955,092
Series 2017-A, Class A2B, 1 Month LIBOR + 0.200%	1.760	%(c)	09/16/19	8,546	8,551,137
Series 2017-B, Class A2B, 1 Month LIBOR + 0.210%	1.770	%(c)	12/16/19	6,000	6,002,059
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	1.990	%(c)	04/18/22	20,000	20,096,846
Santander Retail Auto Lease Trust, Series 2017-A, Class A2A, 144A	2.020%		03/20/20	4,700	4,687,824
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	254	253,924
World Omni Auto Receivables Trust, Series 2016-A, Class A2	1.320%		12/16/19	892	891,777
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2B, 1 Month LIBOR + 0.410%	1.970	%(c)	02/15/19	2,713	2,714,610

					92,613,795

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Credit Cards 8.1%
American Express Credit Account Master Trust,
Series 2013-1, Class A, 1 Month LIBOR + 0.420%	1.980	%(c)	02/16/21	38,600	$38,669,484
Series 2014-1, Class A, 1 Month LIBOR + 0.370%	1.930	%(c)	12/15/21	10,000	10,038,996
Bank of America Credit Card Trust,
Series 2014-A1, Class A, 1 Month LIBOR + 0.380%	1.940	%(c)	06/15/21	15,129	15,174,387
Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	1.950	%(c)	10/15/21	14,400	14,458,972
Chase Issuance Trust,
Series 2013-A3, Class A3, 1 Month LIBOR + 0.280%	1.840	%(c)	04/15/20	3,725	3,726,917
Series 2013-A6, Class A6, 1 Month LIBOR + 0.420%	1.980	%(c)	07/15/20	28,000	28,051,651
Series 2015-A1, Class A1, 1 Month LIBOR + 0.320%	1.880	%(c)	02/18/20	19,000	19,001,780
Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	1.860	%(c)	01/18/22	13,400	13,446,896
Citibank Credit Card Issuance Trust,
Series 2013-A2, Class A2, 1 Month LIBOR + 0.280%	1.840	%(c)	05/26/20	20,500	20,516,509
Series 2013-A4, Class A4, 1 Month LIBOR + 0.420%	1.980	%(c)	07/24/20	10,000	10,021,354
Discover Card Execution Note Trust,
Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	1.990	%(c)	07/15/21	27,100	27,193,254
Series 2014-A4, Class A4	2.120%		12/15/21	17,400	17,367,584
Series 2015-A1, Class A1, 1 Month LIBOR + 0.350%	1.910	%(c)	08/17/20	24,000	24,003,509
Series 2016-A2, Class A2, 1 Month LIBOR + 0.540%	2.100	%(c)	09/15/21	1,700	1,708,840
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	1.820	%(c)	08/16/21	9,000	9,018,000

					252,398,133

Home Equity Loans 5.5%
ABFC Trust,
Series 2003-AHL1, Class A1	4.184%		03/25/33	348	347,065
Series 2003-OPT1, Class A3, 1 Month LIBOR + 0.680%	2.241	%(c)	04/25/33	774	762,216
Series 2004-HE1, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	03/25/34	792	790,400
Series 2004-OPT5, Class A4, 1 Month LIBOR + 1.250%	2.811	%(c)	06/25/34	5,742	5,771,523
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1 Month LIBOR + 0.700%	2.261	%(c)	01/25/35	1,364	1,378,323
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2, 1 Month LIBOR + 2.550%	4.111	%(c)	11/25/33	71	71,455
Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	12/25/33	1,859	1,839,504
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.780%	2.341	%(c)	04/25/34	3,654	3,608,183
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	2.911	%(c)	02/25/33	5,776	5,706,812
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740%	2.301	%(c)	12/25/33	287	283,134
Series 2003-12, Class M1, 1 Month LIBOR + 1.125%	2.686	%(c)	01/25/34	308	307,104
Series 2003-8, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	10/25/33	2,048	2,011,402
Series 2003-9, Class AV2, 1 Month LIBOR + 0.680%	2.241	%(c)	09/25/33	206	204,369

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W2, Class M4, 1 Month LIBOR + 5.625% (Cap N/A, Floor 3.750%)	4.152	%(c)	09/25/33	1,000	$939,763
Series 2003-W3, Class M2, 1 Month LIBOR + 2.700%	4.261	%(c)	09/25/33	10,524	10,568,357
Series 2003-W4, Class M1, 1 Month LIBOR + 1.200%	2.761	%(c)	10/25/33	2,710	2,666,140
Series 2003-W5, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	10/25/33	29	28,794
Series 2004-W5, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	04/25/34	185	184,882
Series 2004-W6, Class AV2, 1 Month LIBOR + 0.900%	2.461	%(c)	05/25/34	392	389,947
Series 2004-W6, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	05/25/34	394	393,214
Series 2004-W7, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	05/25/34	13,622	13,749,081
Series 2004-W8, Class A2, 1 Month LIBOR + 0.960%	2.521	%(c)	05/25/34	74	74,251
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE6, Class A2, 1 Month LIBOR + 0.680%	2.241	%(c)	11/25/33	193	186,781
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	04/25/34	234	232,226
Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.371	%(c)	06/25/34	275	274,020
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975%	2.536	%(c)	12/25/34	1,216	1,217,023
Series 2004-HE7, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	08/25/34	4,729	4,765,827
Series 2003-3, Class M1, 1 Month LIBOR + 1.230%	2.791	%(c)	06/25/43	622	613,941
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	03/25/34	3,876	3,879,597
CDC Mortgage Capital Trust,
Series 2003-HE3, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	11/25/33	2,473	2,446,378
Series 2003-HE4, Class M1, 1 Month LIBOR + 0.975%	2.536	%(c)	03/25/34	902	887,594
Conseco Finance Corp., Series 2001-C, Class M1, 1 Month LIBOR + 0.700%	2.260	%(c)	08/15/33	117	116,944
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2, 1 Month LIBOR + 2.850%	4.411	%(c)	12/25/32	84	83,350
Home Equity Asset Trust,
Series 2002-3, Class M1, 1 Month LIBOR + 1.350%	2.911	%(c)	02/25/33	645	642,349
Series 2002-4, Class M1, 1 Month LIBOR + 1.500%	3.061	%(c)	03/25/33	523	520,124
Series 2003-2, Class M1, 1 Month LIBOR + 1.320%	2.881	%(c)	08/25/33	1,146	1,159,174
Series 2003-3, Class M1, 1 Month LIBOR + 1.290%	2.851	%(c)	08/25/33	1,209	1,191,704
Series 2003-4, Class M1, 1 Month LIBOR + 1.200%	2.761	%(c)	10/25/33	6,052	5,976,955
Series 2003-8, Class M1, 1 Month LIBOR + 1.080%	2.641	%(c)	04/25/34	467	470,615
MASTR Asset-Backed Securities Trust,
Series 2004-OPT2, Class A1, 1 Month LIBOR + 0.700%	2.261	%(c)	09/25/34	806	801,396
Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	2.261	%(c)	09/25/34	170	167,069
Series 2004-WMC3, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	10/25/34	1,918	1,924,729

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Prudential Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE2, Class A1A, 1 Month LIBOR + 0.800%	2.361	%(c)	08/25/35	51	$48,087
Series 2004-HE2, Class M1, 1 Month LIBOR + 1.200%	2.761	%(c)	08/25/35	594	597,315
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC6, Class M1, 1 Month LIBOR + 1.500%	3.061	%(c)	11/25/32	392	389,915
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.200%	2.761	%(c)	05/25/33	1,536	1,523,106
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	2.581	%(c)	10/25/33	262	259,512
Series 2003-NC5, Class M1, 1 Month LIBOR + 1.275%	2.836	%(c)	04/25/33	2,640	2,639,702
Series 2003-NC5, Class M3, 1 Month LIBOR + 3.450%	5.011	%(c)	04/25/33	88	84,841
Series 2003-NC8, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	09/25/33	1,332	1,320,904
Series 2003-NC8, Class M2, 1 Month LIBOR + 2.625%	4.186	%(c)	09/25/33	86	84,271
Series 2004-HE1, Class A4, 1 Month LIBOR + 0.740%	2.301	%(c)	01/25/34	1,253	1,243,702
Series 2004-HE5, Class M1, 1 Month LIBOR + 0.945%	2.506	%(c)	06/25/34	862	862,410
Series 2004-HE7, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	08/25/34	3,607	3,618,513
Series 2004-HE8, Class M1, 1 Month LIBOR + 0.960%	2.521	%(c)	09/25/34	19,714	19,919,292
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-NC3, Class M1, 1 Month LIBOR + 1.350%	2.911	%(c)	03/25/33	548	545,267
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M2, 1 Month LIBOR + 3.000%	4.561	%(c)	02/25/33	17	16,571
Series 2002-NC5, Class M1, 1 Month LIBOR + 1.410%	2.971	%(c)	10/25/32	510	508,026
Series 2002-NC5, Class M2, 1 Month LIBOR + 2.400%	3.961	%(c)	10/25/32	51	47,707
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 1 Month LIBOR + 1.125%	2.686	%(c)	10/25/33	3,760	3,680,264
Series 2003-6, Class M1, 1 Month LIBOR + 1.080%	2.641	%(c)	01/25/34	6,069	6,196,956
Series 2004-1, Class M1, 1 Month LIBOR + 0.885%	2.446	%(c)	05/25/34	4,464	4,431,892
Series 2004-3, Class M1, 1 Month LIBOR + 0.930%	2.491	%(c)	11/25/34	12,150	12,185,422
Series 2004-4, Class M1, 1 Month LIBOR + 0.765%	2.326	%(c)	02/25/35	12,363	12,258,014
Option One Mortgage Loan Trust,
Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	01/25/34	1,444	1,432,823
Renaissance Home Equity Loan Trust,
Series 2003-1, Class A, 1 Month LIBOR + 0.860%	2.421	%(c)	06/25/33	289	278,703
Residential Asset Securities Corp. Trust,
Series 2004-KS1, Class AI5	5.721	%(cc)	02/25/34	2,733	2,787,758
Series 2004-KS5, Class AI5	4.915	%(cc)	06/25/34	8,610	8,745,594
Saxon Asset Securities Trust,
Series 2001-2, Class M1, 1 Month LIBOR + 0.795%	2.347	%(c)	03/25/31	413	315,172
Series 2001-3, Class M1, 1 Month LIBOR + 1.170%	2.731	%(c)	07/25/31	38	37,606
Series 2003-3, Class M2, 1 Month LIBOR + 2.400%	3.961	%(c)	12/25/33	76	70,940
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC1, Class M1, 1 Month LIBOR + 0.780%	2.341	%(c)	02/25/34	3,501	3,527,721

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.765%	2.326	%(c)	02/25/35	1,736	$1,714,676
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B,
1 Month LIBOR + 0.840%	2.401	%(c)	10/25/34	7	7,499

					171,013,896

Residential Mortgage-Backed Securities 2.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R5, Class M1, 1 Month LIBOR + 0.870%	2.431	%(c)	07/25/34	695	696,255
Series 2005-R11, Class A2D, 1 Month LIBOR + 0.330%	1.891	%(c)	01/25/36	52	52,425
Series 2005-R9, Class AF5	5.818	%(cc)	11/25/35	1,598	1,621,179
Amortizing Residential Collateral Trust,
Series 2002-BC5, Class M2, 1 Month LIBOR + 1.800%	3.361	%(c)	07/25/32	80	79,024
Chase Funding Trust,
Series 2002-2, Class 2A1, 1 Month LIBOR + 0.500%	2.061	%(c)	05/25/32	404	379,734
Series 2003-1, Class 2A2, 1 Month LIBOR + 0.660%	2.221	%(c)	11/25/32	561	552,922
Series 2003-2, Class 2A2, 1 Month LIBOR + 0.560%	2.121	%(c)	02/25/33	406	382,781
Countrywide Asset-Backed Certificates,
Series 2002-3, Class M1, 1 Month LIBOR + 1.125%	2.686	%(c)	03/25/32	2	1,529
Series 2003-2, Class 3A, 1 Month LIBOR + 0.500%	2.061	%(c)	08/26/33	423	413,103
Series 2003-BC4, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	07/25/33	243	241,712
Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.311	%(c)	03/25/34	602	605,104
Series 2004-ECC1, Class M1, 1 Month LIBOR + 0.945%	2.506	%(c)	11/25/34	2,581	2,526,940
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M1, 1 Month LIBOR + 1.020%	2.581	%(c)	11/25/33	758	739,000
Equity One Mortgage Pass-Through Trust,
Series 2003-1, Class M1	4.860	%(cc)	08/25/33	107	107,040
Finance America Mortgage Loan Trust,
Series 2004-3, Class M1, 1 Month LIBOR + 0.870%	2.431	%(c)	11/25/34	8,235	8,342,011
First Franklin Mortgage Loan Trust, Series 2004-FF5,
Class A1, 1 Month LIBOR + 0.720%	2.281	%(c)	08/25/34	253	246,203
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	12/25/33	396	388,248
Series 2004-1, Class M1, 1 Month LIBOR + 0.675%	2.236	%(c)	02/25/34	1,817	1,823,468
Series 2004-2, Class M1, 1 Month LIBOR + 0.855%	2.416	%(c)	07/25/34	853	852,478
Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	2.431	%(c)	05/25/34	4,676	4,674,286
Series 2004-C, Class M1, 1 Month LIBOR + 0.975%	2.536	%(c)	08/25/34	4,290	4,293,274
GE-WMC Asset-Backed Pass-Through Certificates,
Series 2005-1, Class A2C, 1 Month LIBOR + 0.720%	2.281	%(c)	10/25/35	162	162,423

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Prudential Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
GSAMP Trust,
Series 2003-FM1, Class M2, 1 Month LIBOR + 2.775%	4.336	%(c)	03/20/33	64	$63,181
Series 2004-FM1, Class M2, 1 Month LIBOR + 2.100%	3.661	%(c)	11/25/33	27	27,891
Series 2004-NC1, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	03/25/34	2,266	2,239,970
HSI Asset Securitization Corp. Trust, Series 2006-OPT4,
Class 2A4, 1 Month LIBOR + 0.250%	1.811	%(c)	03/25/36	1,400	1,320,485
Long Beach Mortgage Loan Trust,
Series 2003-3, Class M1, 1 Month LIBOR + 1.125%	2.686	%(c)	07/25/33	1,182	1,181,366
Series 2003-4, Class M1, 1 Month LIBOR + 1.020%	2.581	%(c)	08/25/33	1,097	1,101,790
Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.311	%(c)	02/25/34	14,261	14,277,191
Series 2004-2, Class M1, 1 Month LIBOR + 0.795%	2.356	%(c)	06/25/34	3,950	3,912,066
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%	2.416	%(c)	07/25/34	3,461	3,449,716
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC2, Class M2, 1 Month LIBOR + 2.850%	4.411	%(c)	02/25/34	233	230,924
Series 2004-WMC1, Class M2, 1 Month LIBOR + 1.650%	3.211	%(c)	10/25/34	1,199	1,193,473
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	05/25/34	556	552,884
Popular ABS Mortgage Pass-Through Trust,
Series 2004-4, Class M1	4.444	%(cc)	09/25/34	812	819,976
Quest Trust, Series 2006-X2, Class A2, 144A,
1 Month LIBOR + 0.290%	1.851	%(c)	08/25/36	4,332	3,552,059
Saxon Asset Securities Trust, Series 2004-2, Class AF3	4.420	%(cc)	08/25/35	1,481	1,510,410
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1, 1 Month LIBOR + 1.200%	2.761	%(c)	01/25/34	167	166,510
Series 2003-BC3, Class M1, 1 Month LIBOR + 0.975%	2.536	%(c)	08/25/34	4,159	4,032,930
Series 2004-BC4, Class A1B, 1 Month LIBOR + 0.800%	2.361	%(c)	10/25/35	765	746,303
Structured Asset Investment Loan Trust,
Series 2003-BC1, Class A2, 1 Month LIBOR + 0.680%	2.241	%(c)	01/25/33	147	145,600
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OW1, Class A4, 144A, 1 Month LIBOR + 0.200%	1.761	%(c)	12/25/35	112	112,171

					69,818,035

Student Loans 0.1%
Navient Student Loan Trust,
Series 2016-2A, Class A1, 144A, 1 Month LIBOR + 0.750%	2.311	%(c)	06/25/65	644	645,150

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
Navient Student Loan Trust, (cont’d.)
Series 2016-3A, Class A1, 144A, 1 Month LIBOR + 0.600%	2.161	%(c)	06/25/65	914	$915,581
Series 2016-6A, Class A1, 144A, 1 Month LIBOR + 0.480%	2.041	%(c)	03/25/66	1,188	1,190,719
Series 2017-1A, Class A1, 144A, 1 Month LIBOR + 0.400%	1.961	%(c)	07/26/66	2,139	2,140,919

					4,892,369

TOTAL ASSET-BACKED SECURITIES (cost $553,345,596)					590,736,228

CERTIFICATES OF DEPOSIT 1.4%
Svenska Handelsbanken (Sweden), 3 Month LIBOR + 0.400%	1.813	%(c)	02/12/19	25,000	25,015,174
American Express Centurion Bank	1.650%		09/19/19	20,000	19,839,800

TOTAL CERTIFICATES OF DEPOSIT (cost $44,952,108)					44,854,974

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.3%
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A2	1.987%		04/10/46	7,634	7,629,811
Series 2013-GC15, Class A2	3.161%		09/10/46	8,462	8,499,762
Series 2013-GC17, Class A2	2.962%		11/10/46	10,000	10,035,451
Series 2015-GC27, Class A1	1.353%		02/10/48	3,858	3,827,281
Cold Storage Trust, Series 2017-ICE3, Class A, 144A, 1 Month LIBOR + 1.000%	2.559	%(c)	04/15/36	45,000	45,097,556
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928%		02/10/47	3,123	3,138,216
Series 2014-FL5, Class A, 144A, 1 Month LIBOR + 1.370%	2.924	%(c)	10/15/31	10,245	10,271,513
Series 2014-LC17, Class A1	1.381%		10/10/47	2,562	2,554,424
Series 2014-UBS2, Class A2	2.820%		03/10/47	15,920	15,998,562
Series 2014-UBS3, Class A2	2.844%		06/10/47	2,170	2,182,032
Series 2014-UBS5, Class A2	3.031%		09/10/47	5,250	5,286,524
Series 2015-CR25, Class A2	3.104%		08/10/48	8,561	8,638,552
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1	1.684%		04/15/50	7,525	7,480,846
GE Business Loan Trust, Series 2006-2A, Class A, 144A, 1 Month LIBOR + 0.180%	1.739	%(c)	11/15/34	1,947	1,909,355

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Prudential Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483	%(cc)	12/10/49	1,711	$1,717,196
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class A, 144A, 1 Month LIBOR + 0.658%	2.218	%(c)	08/09/32	20,000	19,962,310
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A2	2.872%		07/15/47	8,644	8,687,074
Series 2014-FL6, Class A, 144A, 1 Month LIBOR + 1.400%	2.960	%(c)	11/15/31	5,719	5,722,577
Series 2014-PHH, Class A, 144A, 1 Month LIBOR + 1.450%	3.010	%(c)	08/15/27	21,170	21,170,017
Series 2016-ASH, Class A, 144A, 1 Month LIBOR + 1.500%	3.060	%(c)	10/15/34	20,000	20,018,592
Series 2016-FLRR, Class AFL, 144A, 1 Month LIBOR + 1.450%	3.010	%(c)	01/15/33	11,578	11,585,627
Series 2016-WPT, Class A, 144A, 1 Month LIBOR + 1.450%	3.010	%(c)	10/15/33	17,300	17,343,139
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850%	2.410	%(c)	10/15/32	20,000	20,020,850
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3	3.272%		07/15/45	10,000	10,022,468
Series 2013-C15, Class A2FL, 144A, 1 Month LIBOR + 0.650%	2.206	%(c)	11/15/45	424	425,217
Series 2014-C21, Class A2	2.892%		08/15/47	10,000	10,057,183
Series 2014-C22, Class A1	1.451%		09/15/47	3,270	3,255,395
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A1, 144A	2.417%		03/10/50	9,468	9,380,454
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A3	2.655%		02/15/46	8,772	8,644,250
Series 2014-C14, Class A2	2.916%		02/15/47	974	978,821
Series 2014-C17, Class A2	3.119%		08/15/47	5,213	5,254,931
Series 2014-C19, Class A1	1.573%		12/15/47	4,384	4,361,843
Series 2014-C19, Class A2	3.101%		12/15/47	5,000	5,051,558
Series 2015-C20, Class A1	1.405%		02/15/48	3,503	3,475,924
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4	3.244%		03/15/45	2,150	2,169,771
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.220%	2.780	%(c)	11/15/27	23,091	23,076,809
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4	3.525%		05/10/63	43,642	44,596,973
Series 2012-C3, Class A3	2.728%		08/10/49	2,332	2,346,322
Series 2012-C4, Class A3	2.533%		12/10/45	19,354	19,268,461
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A, 1 Month LIBOR + 0.750%	2.306	%(c)	03/15/47	3,000	3,022,999

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $417,277,290)					414,166,646

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 34.5%

Aerospace & Defense 0.9%
United Technologies Corp., Jr. Sub. Notes	1.778%		05/04/18	27,355	$27,338,995

Auto Manufacturers 3.7%
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%	1.569	%(c)	11/13/19	5,000	5,001,594
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	1.753	%(c)	02/14/20	26,000	26,081,546
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.500%		04/11/19	24,000	23,775,765
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.250%	1.641	%(c)	11/05/18	9,000	9,003,409
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	1.921	%(c)	05/05/20	15,000	15,076,735
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.250%		01/15/19	7,000	6,986,094
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.080% (Cap N/A, Floor 0.000%)	1.502	%(c)	05/17/18	10,000	10,002,638
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.820%	2.256	%(c)	02/19/19	20,000	20,149,319

					116,077,100

Banks 10.9%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.640%	2.374	%(c)	01/18/19	25,000	25,102,450
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18	30,000	30,336,900
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.250%	1.786	%(c)	09/11/19	25,000	25,042,252
Branch Banking & Trust Co., Sr. Unsec’d. Notes	1.450%		05/10/19	26,000	25,701,999
Capital One NA, Sr. Unsec’d. Notes	1.850%		09/13/19	24,500	24,192,601
Cooperatieve Rabobank (Netherlands), Sr. Unsec’d. Notes	1.700%		03/19/18	13,000	13,000,260
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.040%	2.785	%(c)	04/25/19	25,000	25,210,893
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375%		07/23/19	10,000	9,977,909
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.510%	1.956	%(c)	05/22/20	40,000	40,218,790
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.840% (original cost $16,000,000; purchased 09/09/15)(f)	2.440	%(c)	09/17/18	16,000	16,073,567
PNC Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.360%	1.796	%(c)	05/19/20	25,000	25,096,375
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.380%	1.867	%(c)	03/02/20	30,000	30,099,900
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.480%	3.054	%(c)	03/14/19	25,000	25,339,847
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.800%		03/26/18	10,000	10,000,610
Wachovia Corp., Gtd. Notes, MTN	5.750%		02/01/18	15,000	15,000,000

					340,394,353

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Prudential Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	7.750%		01/15/19	25,066	$26,340,424
PepsiCo, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	2.036	%(c)	02/22/19	10,000	10,058,521

					36,398,945

Biotechnology 2.0%
Amgen, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	1.730	%(c)	05/10/19	30,000	30,085,470
Sr. Unsec’d. Notes	1.900%		05/10/19	20,000	19,876,385
Gilead Sciences, Inc., Sr. Unsec’d. Notes	1.850%		09/04/18	12,000	11,990,724

					61,952,579

Commercial Services 0.8%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.246	%(c)	05/22/19	25,500	25,620,796

Computers 2.8%
Apple, Inc.,
Sr. Unsec’d. Notes	1.500%		09/12/19	25,000	24,724,996
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.820%	2.274	%(c)	02/22/19	10,000	10,084,051
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100%		10/04/19	28,000	27,686,532
IBM Credit LLC, Sr. Unsec’d. Notes	1.625%		09/06/19	25,000	24,744,646

					87,240,225

Cosmetics/Personal Care 0.6%
Unilever Capital Corp. (United Kingdom), Gtd. Notes	1.800%		05/05/20	20,000	19,738,094

Diversified Financial Services 0.5%
American Express Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	2.036	%(c)	05/22/18	12,239	12,257,420
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	3.000%		05/25/10	50,000	2,100,000

					14,357,420

Electric 2.5%
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.150%		11/13/20	25,000	24,695,721
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	17,572	17,603,831
Georgia Power Co., Sr. Unsec’d. Notes	2.000%		03/30/20	20,000	19,778,669
Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.230%	1.707	%(c)	11/28/18	17,000	17,003,128

					79,081,349

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services 0.5%
Anthem, Inc., Sr. Unsec’d. Notes	2.500%		11/21/20	15,000	$14,917,023

Insurance 0.5%
Berkshire Hathaway Finance Corp., Gtd. Notes, 3 Month LIBOR + 0.550%	2.065	%(c)	03/07/18	15,000	15,006,502

Machinery-Construction & Mining 0.8%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.290%	1.777	%(c)	09/04/20	14,000	14,045,105
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.700%	2.154	%(c)	02/23/18	10,000	10,003,310

					24,048,415

Media 0.7%
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.130%	1.617	%(c)	03/04/20	23,000	23,031,838

Miscellaneous Manufacturing 0.8%
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	1.940	%(c)	03/16/20	25,000	25,096,568

Oil & Gas 1.9%
BP Capital Markets America, Inc., Gtd. Notes	4.200%		06/15/18	10,600	10,681,087
Chevron Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.210%	1.697	%(c)	03/03/20	24,000	24,082,671
Shell International Finance BV (Netherlands), Gtd. Notes	1.375%		05/10/19	25,000	24,714,867

					59,478,625

Pharmaceuticals 1.6%
AbbVie, Inc., Sr. Unsec’d. Notes	1.800%		05/14/18	31,810	31,804,650
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	1.600%		02/27/19	16,800	16,701,738

					48,506,388

Retail 1.0%
Lowe’s Cos, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.174	%(c)	09/14/18	5,000	5,017,365
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.100%		12/07/18	26,093	26,088,572

					31,105,937

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Prudential Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Semiconductors 0.8%
QUALCOMM, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.360%	1.796	%(c)	05/20/19	25,000	$25,084,934

TOTAL CORPORATE BONDS (cost $1,109,305,475)					1,074,476,086

TOTAL LONG-TERM INVESTMENTS (cost $2,124,880,469)					2,124,233,934

				Shares
SHORT-TERM INVESTMENTS 31.6%
AFFILIATED MUTUAL FUND 1.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $43,031,606)(w)				43,031,606	43,031,606

				Principal Amount (000)#
CERTIFICATES OF DEPOSIT 3.5%
Canadian Imperial Bank of Commerce	1.597%		05/23/18	25,000	24,987,495
Credit Suisse AG, 1 Month LIBOR + 0.210%	1.765	%(c)	05/08/18	25,000	25,009,775
Mizuho Bank Ltd.,
1 Month LIBOR + 0.200%	1.754	%(c)	04/10/18	5,250	5,252,074
3 Month LIBOR + 0.500%	2.175	%(c)	09/24/18	20,000	20,017,659
Royal Bank of Canada, 3 Month LIBOR + 0.130%	1.864	%(c)	07/18/18	10,000	9,997,700
Toronto-Dominion Bank, 1 Month LIBOR + 0.190%	1.757	%(c)	08/28/18	25,000	24,998,850

TOTAL CERTIFICATES OF DEPOSIT (cost $110,291,546)					110,263,553

COMMERCIAL PAPER 26.7%
Amphenol Corp., 144A	1.863	%(n)	02/06/18	11,000	10,996,894
Bell Canada, Inc., 144A	1.794	%(n)	03/12/18	2,000	1,995,971
Bell Canada, Inc., 144A	1.794	%(n)	03/13/18	16,000	15,966,909
Bell Canada, Inc., 144A	1.950	%(n)	03/19/18	15,000	14,964,162
Bemis Co., Inc., 144A	1.842	%(n)	02/08/18	750	749,716
Cabot Corp., 144A	1.803	%(n)	02/06/18	18,000	17,994,957
Campbell Soup Co., 144A	2.053	%(n)	03/01/18	15,000	14,977,948
Carnival Corp., 144A	1.794	%(n)	03/06/18	8,000	7,986,136
Carnival Corp., 144A	1.798	%(n)	03/05/18	13,000	12,978,181
CBS Corp., 144A	2.054	%(n)	03/20/18	10,000	9,974,907
CBS Corp., 144A	2.054	%(n)	03/21/18	5,000	4,987,178

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
CenterPoint Energy Resources Corp., 144A	1.794	%(n)	03/07/18	8,000	$7,985,704
CenterPoint Energy, Inc.,144A	1.856	%(n)	03/12/18	4,500	4,490,715
CenterPoint Energy, Inc., 144A	2.066	%(n)	03/21/18	22,000	21,943,585
Cigna Corp., 144A	1.917	%(n)	03/19/18	4,000	3,990,443
Commonwealth Bank of Australia, 144A, 1 Month LIBOR + 0.410%	1.969	%(c)	02/16/18	15,000	15,003,510
Consolidated Edison Co. of New York Inc., 144A	1.708	%(n)	02/06/18	5,000	4,998,587
Dow Chemical Co. (The)	2.001	%(n)	03/28/18	11,000	10,967,472
E.I. du Pont de Nemours & Co., 144A	2.001	%(n)	03/19/18	7,000	6,982,837
Electricite de France, 144A	1.794	%(n)	03/12/18	34,000	33,929,847
Florida Power & Light Co.	1.835	%(n)	02/27/18	18,000	17,975,997
FMC Technologies, Inc.,144A	1.762	%(n)	02/13/18	14,000	13,991,213
FMC Technologies, Inc.,144A	1.947	%(n)	02/09/18	3,000	2,998,715
FMC Technologies, Inc.,144A	2.053	%(n)	03/15/18	12,000	11,973,225
Ford Motor Credit Co. LLC, 144A	2.049	%(n)	10/04/18	25,000	24,623,654
ING US Funding LLC, 1 Month LIBOR + 0.190%	1.751	%(c)	07/20/18	25,000	25,001,700
KCP&L Greater Missouri Operations Co., 144A	1.791	%(n)	02/06/18	6,000	5,998,306
Lam Research Corp., 144A	1.948	%(n)	03/15/18	13,500	13,469,862
Lowe’s Cos, Inc.	1.843	%(n)	02/06/18	2,000	1,999,440
Marriot International, Inc., 144A	2.030	%(n)	03/14/18	4,675	4,664,833
Marriot International, Inc., 144A	2.031	%(n)	03/13/18	4,000	3,991,527
Marriot International, Inc., 144A	2.052	%(n)	02/27/18	10,000	9,986,463
Marriot International, Inc., 144A	2.052	%(n)	02/26/18	16,000	15,979,200
McKesson Corp., 144A	1.947	%(n)	03/02/18	24,000	23,963,600
McKesson Corp., 144A	1.999	%(n)	03/19/18	10,500	10,474,228
Public Service Enterprise Group, 144A	1.957	%(n)	02/20/18	13,000	12,987,217
Public Service Enterprise Group, 144A	2.020	%(n)	02/23/18	5,000	4,994,301
Roger Communications, Inc., 144A	1.822	%(n)	02/22/18	1,000	998,913
Roger Communications, Inc., 144A	1.979	%(n)	02/27/18	9,000	8,987,816
Schlumberger Holdings Corp., 144A	1.950	%(n)	03/15/18	5,000	4,989,131
Sempra Energy, 144A	2.053	%(n)	03/15/18	9,000	8,979,919
Southern Co., 144A	1.864	%(n)	02/26/18	12,000	11,984,400
Southern Co. Gas Capital Corp., 144A	1.895	%(n)	02/22/18	3,000	2,996,739
Spectra Energy Partners LP, 144A	2.053	%(n)	03/14/18	16,000	15,965,205
Spectra Energy Partners LP, 144A	2.054	%(n)	03/15/18	12,000	11,973,225
Spectra Energy Partners LP, 144A	2.054	%(n)	03/16/18	4,000	3,990,853
Suncor Energy, Inc., 144A	1.999	%(n)	02/16/18	15,000	14,988,307
Sysco Corp., 144A	1.759	%(n)	02/01/18	9,000	8,999,584
TELUS Corp., 144A	1.856	%(n)	03/12/18	5,000	4,989,683
TELUS Corp., 144A	2.092	%(n)	03/21/18	16,000	15,958,971
Thomson Reuters Corp., 144A	1.742	%(n)	02/23/18	21,000	20,976,360
TransCanada American Investments Ltd., 144A	1.874	%(n)	02/20/18	25,000	24,978,472
TransCanada Pipelines Ltd., 144A	2.000	%(n)	03/15/18	10,000	9,977,688

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Prudential Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Tyco International Holding S.A.R.L., 144A	1.874	%(n)	02/27/18	2,000	$1,997,276
Tyson Foods, Inc., 144A	2.053	%(n)	03/19/18	28,000	27,931,349
UBS AG, 144A, 1 Month LIBOR + 0.270%	1.825	%(c)	09/04/18	15,000	15,003,450
UDR, Inc., 144A	2.053	%(n)	03/05/18	22,000	21,963,075
Virginia Electric & Power Co.	1.791	%(n)	02/21/18	18,000	17,981,583
Virginia Electric & Power Co.	1.854	%(n)	02/26/18	13,000	12,983,344
Vodafone Group PLC (United Kingdom), 144A	1.775	%(n)	09/04/18	25,000	24,666,400
VW Credit, Inc., 144A	1.742	%(n)	02/28/18	6,000	5,991,553
VW Credit, Inc., 144A	1.763	%(n)	03/06/18	19,000	18,967,072
VW Credit, Inc., 144A	1.877	%(n)	03/08/18	10,000	9,981,580
Walgreens Boots Alliance, Inc., 144A	2.074	%(n)	04/03/18	12,000	11,960,423
WEC Energy Group, Inc., 144A	1.894	%(n)	02/09/18	13,000	12,994,433
Westpac Banking Corp., 144A, 1 Month LIBOR + 0.440%	1.993	%(c)	02/09/18	15,000	15,002,115
WPP Finance PLC, 144A	1.842	%(n)	02/07/18	9,000	8,997,025
WPP Finance PLC, 144A	1.863	%(n)	02/15/18	4,000	3,997,083
WPP Finance PLC, 144A	1.887	%(n)	02/26/18	20,000	19,974,000

TOTAL COMMERCIAL PAPER (cost $831,164,374)					831,066,167

TOTAL SHORT-TERM INVESTMENTS (cost $984,487,526)					984,361,326

TOTAL INVESTMENTS 99.7% (cost $3,109,367,995)					3,108,595,260
Other assets in excess of liabilities(z) 0.3%					10,454,921

NET ASSETS 100.0%					$3,119,050,181

See Glossary for abbreviations used in the annual report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $16,000,000. The aggregate value of $16,073,567 is 0.5% of net assets.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

34

Interest rate swap agreements outstanding at January 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
38,000	05/16/18	4.531%(S)	3 Month LIBOR(1)(Q)	$(690,092)	$(556,970)	$133,122
25,000	05/20/18	0.805%(S)	1 Month LIBOR(1)(M)	207	36,808	36,601
41,500	09/07/18	1.429%(S)	3 Month LIBOR(1)(Q)	44,140	(22,774)	(66,914)
35,000	01/08/19	1.344%(S)	3 Month LIBOR(1)(Q)	164,469	240,508	76,039
10,000	02/24/19	1.560%(S)	3 Month LIBOR(1)(Q)	173	16,654	16,481
24,000	04/05/19	1.585%(S)	3 Month LIBOR(1)(Q)	—	58,276	58,276
70,000	05/11/19	1.621%(S)	3 Month LIBOR(1)(Q)	137,727	439,827	302,100
70,000	08/21/19	1.591%(S)	3 Month LIBOR(1)(Q)	87,829	388,673	300,844
50,000	09/07/19	1.514%(S)	3 Month LIBOR(1)(Q)	—	380,666	380,666
50,000	09/13/19	1.546%(S)	3 Month LIBOR(1)(Q)	9,714	358,048	348,334
22,500	12/08/19	1.100%(S)	3 Month LIBOR(1)(Q)	(3,658)	501,364	505,022
20,000	03/02/20	1.803%(S)	3 Month LIBOR(1)(Q)	—	115,411	115,411
20,000	05/04/20	1.713%(S)	3 Month LIBOR(1)(Q)	—	276,641	276,641
40,200	06/15/20	1.035%(S)	3 Month LIBOR(1)(Q)	410,740	1,286,739	875,999
40,000	11/10/20	1.943%(S)	3 Month LIBOR(1)(Q)	17,081	498,595	481,514
11,000	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	—	189,522	189,522
19,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	147,675	536,196	388,521

				$326,005	$4,744,184	$4,418,179

Cash of $3,323,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at January 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Prudential Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$92,613,795	$—
Credit Cards	—	252,398,133	—
Home Equity Loans	—	171,013,896	—
Residential Mortgage-Backed Securities	—	69,818,035	—
Student Loans	—	4,892,369	—
Certificates of Deposit	—	155,118,527	—
Commercial Mortgage-Backed Securities	—	414,166,646	—
Corporate Bonds	—	1,074,476,086	—
Affiliated Mutual Fund	43,031,606	—	—
Commercial Paper	—	831,066,167	—
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	—	4,418,179	—

Total	$43,031,606	$3,069,981,833	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows (unaudited):

Commercial Paper	26.7%
Commercial Mortgage-Backed Securities	13.3
Banks	10.9
Credit Cards	8.1
Home Equity Loans	5.5
Certificates of Deposit	4.9
Auto Manufacturers	3.7
Automobiles	3.0
Computers	2.8
Electric	2.5
Residential Mortgage-Backed Securities	2.2
Biotechnology	2.0
Oil & Gas	1.9
Pharmaceuticals	1.6
Affiliated Mutual Fund	1.4
Beverages	1.2
Retail	1.0%
Aerospace & Defense	0.9
Commercial Services	0.8
Miscellaneous Manufacturing	0.8
Semiconductors	0.8
Machinery-Construction & Mining	0.8
Media	0.7
Cosmetics/Personal Care	0.6
Insurance	0.5
Healthcare-Services	0.5
Diversified Financial Services	0.5
Student Loans	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

36

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin swaps	$4,485,093	*	Due from/to broker—variation margin swaps	$66,914	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended January, 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(452,478)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$4,591,497

For the year ended January 31, 2018, the average volume of derivative activities is as follows:

Interest Rate Swap Agreements(1)
$395,360,000

(1)	Notional Amount in USD.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Prudential Core Short-Term Bond Fund

Statement of Assets & Liabilities

as of January 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $3,066,336,389)	$3,065,563,654
Affiliated investments (cost $43,031,606)	43,031,606
Cash	164,586
Dividends and interest receivable	6,941,883
Deposit with broker for centrally cleared swaps	3,323,000
Due from broker—variation margin swaps	112,413
Tax reclaim receivable	22,276
Prepaid expenses	11,001

Total assets	3,119,170,419

Liabilities
Management fee payable	61,779
Custodian and accounting fees payable	28,812
Affiliated transfer agent fee payable	16,667
Accrued expenses and other liabilities	12,980

Total liabilities	120,238

Net Assets	$3,119,050,181

Net assets were comprised of:
Shares of beneficial interest, at par	$336,279
Paid-in capital in excess of par	3,145,971,325

3,146,307,604
Undistributed net investment income	5,512,365
Accumulated net realized loss on investment transactions	(36,415,232)
Net unrealized appreciation on investments	3,645,444

Net assets, January 31, 2018	$3,119,050,181

Net asset value and redemption price per share ($3,119,050,181 ÷ 336,279,075 shares of beneficial interest issued and outstanding)	$9.28

See Notes to Financial Statements.

38

Prudential Core Short-Term Bond Fund

Statement of Operations

Year Ended January 31, 2018

Net Investment Income (Loss)
Income
Interest income	$62,399,847
Affiliated dividend income	1,581,212

Total income	63,981,059

Expenses
Management fee	714,795
Custodian and accounting fees	117,923
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	98,771
Audit fee	38,233
Legal fees and expenses	19,807
Trustees’ fees	10,730
Shareholders’ reports	4,200
Miscellaneous	33,654

Total expenses	1,038,113

Net investment income (loss)	62,942,946

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	9,805,489
Swap agreement transactions	(452,478)

9,353,011

Net change in unrealized appreciation (depreciation) on:
Investments	(8,124,728)
Swap agreements	4,591,497

(3,533,231)

Net gain (loss) on investment transactions	5,819,780

Net Increase (Decrease) In Net Assets Resulting From Operations	$68,762,726

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Prudential Core Short-Term Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,
	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,942,946	$45,293,701
Net realized gain (loss) on investment transactions	9,353,011	(4,071,613)
Net change in unrealized appreciation (depreciation) on investments	(3,533,231)	14,613,241

Net increase (decrease) in net assets resulting from operations	68,762,726	55,835,329

Dividends from net investment income	(68,735,210)	(56,539,604)

Fund share transactions
Net proceeds from shares sold	35,707,576	187,999,226
Net asset value of shares issued in reinvestment of dividends and distributions	68,732,516	56,527,875
Cost of shares reacquired	(35,707,576)	(187,999,269)

Net increase (decrease) in net assets from Fund share transactions	68,732,516	56,527,832

Total increase (decrease)	68,760,032	55,823,557

Net Assets:
Beginning of year	3,050,290,149	2,994,466,592

End of year(a)	$3,119,050,181	$3,050,290,149

(a) Includes undistributed/(distributions in excess of) net investment income of:	$5,512,365	$3,966,040

See Notes to Financial Statements.

40

Prudential Core Ultra Short Bond Fund

Schedule of Investments

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS 99.9%

CERTIFICATES OF DEPOSIT 24.8%
Bank of America NA,
1 Month LIBOR + 0.110%	1.665	%(c)	02/06/18	140,000	$140,005,880
1 Month LIBOR + 0.110%	1.667	%(c)	02/05/18	23,000	22,999,976
1 Month LIBOR + 0.110%	1.678	%(c)	02/01/18	114,000	114,000,798
1 Month LIBOR + 0.150%	1.703	%(c)	07/09/18	130,000	129,994,360
1 Month LIBOR + 0.150%	1.705	%(c)	04/06/18	167,250	167,249,983
Bank of Montreal	1.570%		03/06/18	200,000	200,013,824
Bank of Montreal,
3 Month LIBOR + 0.260%	1.657	%(c)	02/08/18	125,000	125,006,375
1 Month LIBOR + 0.170%	1.750	%(c)	07/02/18	160,000	159,998,400
Bank of Nova Scotia,
1 Month LIBOR + 0.180%	1.738	%(c)	06/19/18	70,000	70,002,310
1 Month LIBOR + 0.210%	1.768	%(c)	07/19/18	115,000	114,998,965
3 Month LIBOR + 0.380%	2.111	%(c)	07/17/18	22,000	22,006,919
Bank of Tokyo-Mitsubishi UFJ Ltd., 1 Month LIBOR + 0.220%	1.781	%(c)	03/22/18	150,000	150,055,800
BNP Paribas SA,
1 Month LIBOR + 0.200%	1.759	%(c)	07/16/18	167,000	167,015,865
1 Month LIBOR + 0.210%	1.769	%(c)	03/15/18	143,000	143,047,047
1 Month LIBOR + 0.260%	1.821	%(c)	06/22/18	148,000	148,070,744
Branch Banking & Trust Co.	1.420%		02/01/18	174,000	173,999,941
Canadian Imperial Bank of Commerce,
1 Month LIBOR + 0.190%	1.770	%(c)	08/31/18	187,000	186,934,550
3 Month LIBOR + 0.390%	2.112	%(c)	07/13/18	94,000	94,057,924
Citibank NA	1.400%		02/20/18	215,000	214,986,982
Citibank NA	1.450%		02/16/18	112,000	111,997,434
Citibank NA	1.580%		03/21/18	67,000	66,998,194
Citibank NA	1.630%		03/15/18	173,000	173,011,273
Credit Suisse AG	1.650%		03/16/18	100,000	100,007,739
Credit Suisse AG, 1 Month LIBOR + 0.210%	1.765	%(c)	05/08/18	120,000	120,046,920
DNB Bank ASA	1.420%		02/01/18	47,000	47,000,010
DNB Bank ASA	1.420%		02/06/18	100,000	99,999,966
Mizuho Bank Ltd., 1 Month LIBOR + 0.200%	1.754	%(c)	04/10/18	50,000	50,019,750
Natixis SA	1.620%		03/12/18	60,000	60,008,874
Royal Bank of Canada,
1 Month LIBOR + 0.200%	1.759	%(c)	07/16/18	100,000	100,015,900
1 Month LIBOR + 0.350%	1.905	%(c)	03/07/18	47,000	47,019,975
State Street Bank & Trust Co.	1.400%		02/09/18	143,000	142,999,732
State Street Bank & Trust Co., 1 Month LIBOR + 0.120%	1.675	%(c)	05/08/18	29,000	29,004,785
Sumitomo Mitsui Banking Corp., 1 Month LIBOR + 0.180%	1.735	%(c)	03/07/18	41,485	41,495,786

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	41

Prudential Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Svenska Handelsbanken AB, 1 Month LIBOR + 0.220%	1.781	%(c)	01/25/19	175,000	$174,950,475
Swedbank AB	1.420%		02/01/18	219,000	219,000,114
Swedbank AB	1.420%		02/05/18	10,000	10,000,021
Toronto-Dominion Bank (The), 3 Month LIBOR + 0.270%	1.651	%(c)	02/02/18	200,000	200,002,600
Toronto-Dominion Bank (The)	1.730%		03/19/18	190,000	190,032,116
Toronto-Dominion Bank (The), 1 Month LIBOR + 0.190%	1.757	%(c)	08/28/18	148,000	147,993,192
UBS AG, 3 Month LIBOR + 0.350%	1.747	%(c)	02/08/18	140,000	140,009,940
US Bank NA, 1 Month LIBOR + 0.080%	1.641	%(c)	03/20/18	147,000	147,026,166
Wells Fargo Bank NA	1.550%		03/06/18	46,000	46,000,316
Wells Fargo Bank NA	1.580%		03/22/18	120,000	119,999,923
Wells Fargo Bank NA,
3 Month LIBOR + 0.280%	1.671	%(c)	02/06/18	59,000	59,002,419
3 Month LIBOR + 0.300%	1.681	%(c)	02/02/18	118,000	118,001,770
1 Month LIBOR + 0.200%	1.758	%(c)	07/13/18	234,000	234,053,820
1 Month LIBOR + 0.220%	1.775	%(c)	10/05/18	33,000	33,000,891
3 Month LIBOR + 0.330%	2.090	%(c)	02/27/18	10,000	10,004,660

TOTAL CERTIFICATES OF DEPOSIT (cost $5,582,879,382)					5,583,151,404

COMMERCIAL PAPER 50.6%
Apple, Inc., 144A	1.544	%(n)	02/14/18	97,000	96,946,246
Apple, Inc., 144A	1.585	%(n)	02/23/18	74,700	74,629,987
Apple, Inc., 144A	1.607	%(n)	03/20/18	105,000	104,785,800
Apple, Inc., 144A	1.691	%(n)	04/02/18	356,000	355,063,798
Archer Daniels Midland Co.,144A	1.554	%(n)	02/20/18	50,000	49,959,083
Archer Daniels Midland Co.,144A	1.564	%(n)	02/05/18	27,500	27,494,653
Archer Daniels Midland Co.,144A	1.585	%(n)	02/12/18	57,000	56,972,735
Australia & New Zealand Banking Group, 144A	1.608	%(n)	03/12/18	90,000	89,854,000
Australia & New Zealand Banking Group, 144A	1.784	%(n)	03/22/18	230,000	229,530,416
BMW US Capital LLC, 144A	1.533	%(n)	02/01/18	4,000	3,999,843
BNP Paribas SA, 144A	1.471	%(n)	02/07/18	124,000	123,964,028
Canadian Imperial Bank of Commerce, 144A, 1 Month LIBOR + 0.490%	2.058	%(c)	02/02/18	150,000	150,005,400
Cargill, Inc., 144A	1.457	%(n)	02/01/18	250,000	249,990,472
CDP Financial, Inc., 144A	1.559	%(n)	04/23/18	96,000	95,639,418
CDP Financial, Inc.,144A	1.627	%(n)	03/16/18	89,500	89,330,119
CDP Financial, Inc.,144A	1.638	%(n)	03/15/18	83,000	82,846,335
CDP Financial, Inc., 144A	1.638	%(n)	03/20/18	30,000	29,937,520
CDP Financial, Inc., 144A	1.691	%(n)	03/19/18	163,000	162,668,023
Cisco Systems, Inc., 144A	1.533	%(n)	02/01/18	38,000	37,998,564
Cisco Systems, Inc., 144A	1.533	%(n)	02/07/18	200,000	199,945,944
Cisco Systems, Inc., 144A	1.533	%(n)	02/14/18	200,000	199,889,166

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Cisco Systems, Inc., 144A	1.564	%(n)	02/21/18	50,000	$49,957,475
Cisco Systems, Inc., 144A	1.648	%(n)	02/27/18	121,000	120,865,145
Commonwealth Bank of Australia,
144A, 1 Month LIBOR + 0.160%	1.721	%(c)	07/20/18	178,000	177,989,498
144A, 1 Month LIBOR + 0.240%	1.795	%(c)	01/03/19	125,000	124,992,375
144A, 1 Month LIBOR + 0.460%	2.013	%(c)	02/02/18	25,000	25,000,825
CPPIB Capital, Inc., 144A	1.513	%(n)	02/06/18	55,000	54,986,928
CPPIB Capital, Inc., 144A	1.533	%(n)	02/16/18	99,400	99,335,323
CPPIB Capital, Inc., 144A	1.533	%(n)	02/20/18	60,000	59,950,667
CPPIB Capital, Inc., 144A	1.534	%(n)	02/22/18	105,225	105,129,316
Danaher Corp., 144A	1.481	%(n)	02/06/18	77,000	76,981,699
Danske Corp., 144A	1.639	%(n)	03/12/18	30,000	29,946,900
Danske Corp., 144A	1.951	%(n)	04/13/18	170,000	169,431,520
Emerson Electric Co., 144A	1.554	%(n)	02/15/18	45,000	44,972,812
Federation Des Caisses Desjardins, 144A	1.603	%(n)	02/22/18	75,500	75,429,915
Federation Des Caisses Desjardins, 144A	1.622	%(n)	02/23/18	33,000	32,967,869
Federation Des Caisses Desjardins, 144A	1.639	%(n)	03/26/18	118,000	117,711,844
Federation Des Caisses Desjardins, 144A	1.639	%(n)	03/27/18	100,000	99,750,667
Federation Des Caisses Desjardins, 144A	1.669	%(n)	03/16/18	60,000	59,883,180
Federation Des Caisses Desjardins, 144A	1.669	%(n)	03/19/18	183,000	182,617,255
General Electric Co.	1.450	%(n)	02/01/18	146,000	145,994,404
GlaxoSmithKline LLC, 144A	1.554	%(n)	02/01/18	26,800	26,798,937
GlaxoSmithKline LLC, 144A	1.575	%(n)	02/05/18	160,000	159,967,933
Hydro-Quebec, 144A	1.534	%(n)	03/15/18	85,000	84,845,475
ING US Funding LLC, 1 Month LIBOR + 0.190%	1.749	%(c)	08/13/18	98,000	97,989,808
John Deere Capital Corp., 144A	1.536	%(n)	02/05/18	86,825	86,808,118
JPMorgan Securities LLC,
144A, 3 Month LIBOR + 0.140%	1.689	%(c)	06/12/18	80,000	80,044,640
1 Month LIBOR + 0.230%	1.798	%(c)	07/02/18	112,000	112,048,720
144A, 1 Month LIBOR + 0.270%	1.831	%(c)	01/24/19	132,000	132,025,212
144A, 3 Month LIBOR + 0.180%	1.919	%(c)	10/19/18	61,000	61,060,451
144A, 3 Month LIBOR + 0.180%	1.940	%(c)	10/29/18	92,000	92,097,428
144A, 3 Month LIBOR + 0.180%	1.973	%(c)	11/07/18	100,000	100,103,300
KFW, 144A	1.554	%(n)	03/01/18	178,000	177,779,180
Microsoft Corp., 144A	1.523	%(n)	02/05/18	266,000	265,949,016
Microsoft Corp., 144A	1.533	%(n)	02/06/18	210,000	209,951,526
Nissan Motor Acceptance Corp., 144A	1.555	%(n)	02/01/18	83,000	82,996,168
Nissan Motor Acceptance Corp., 144A	1.555	%(n)	02/12/18	100,000	99,942,300
Nissan Motor Acceptance Corp., 144A	1.585	%(n)	02/02/18	36,000	35,996,662
Nissan Motor Acceptance Corp., 144A	1.669	%(n)	03/22/18	50,000	49,868,959
Nissan Motor Acceptance Corp., 144A	1.669	%(n)	03/23/18	32,000	31,914,365
Novartis Finance Corp., 144A	1.533	%(n)	02/21/18	45,000	44,961,728

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	43

Prudential Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Novartis Finance Corp., 144A	1.544	%(n)	02/20/18	65,000	$64,947,531
Novartis Securities Investment Ltd., 144A	1.492	%(n)	02/06/18	52,000	51,987,997
Novartis Securities Investment Ltd., 144A	1.492	%(n)	02/08/18	60,000	59,981,400
Novartis Securities Investment Ltd., 144A	1.533	%(n)	02/05/18	100,000	99,980,833
Ontario Teachers’ Finance Trust, 144A	1.477	%(n)	02/08/18	40,000	39,986,809
Ontario Teachers’ Finance Trust, 144A	1.467	%(n)	03/08/18	31,000	30,950,896
Ontario Teachers’ Finance Trust, 144A	1.488	%(n)	03/23/18	25,000	24,942,661
Ontario Teachers’ Finance Trust, 144A, 1 Month LIBOR + 0.150%	1.703	%(c)	08/09/18	50,000	49,991,300
1 Month LIBOR + 0.160%	1.721	%(c)	08/21/18	39,000	38,994,072
1 Month LIBOR + 0.190%	1.751	%(c)	09/21/18	94,500	94,497,448
PepsiCo, Inc., 144A	1.492	%(n)	02/08/18	70,000	69,977,989
PepsiCo, Inc., 144A	1.492	%(n)	02/09/18	88,000	87,968,760
Philip Morris International, Inc., 144A	1.471	%(n)	02/07/18	75,000	74,979,437
Philip Morris International, Inc., 144A	1.522	%(n)	02/01/18	148,000	147,994,327
Province of Alberta, 144A	1.554	%(n)	02/15/18	94,500	94,443,694
Province of Alberta, 144A	1.564	%(n)	02/27/18	20,000	19,977,710
Province of Alberta, 144A	1.575	%(n)	02/06/18	50,000	49,988,458
Province of Alberta, 144A	1.575	%(n)	03/02/18	44,000	43,945,000
Province of Alberta, 144A	1.596	%(n)	03/09/18	82,330	82,202,059
Province of Alberta, 144A	1.648	%(n)	03/12/18	30,000	29,949,433
Province of Alberta, 144A	1.701	%(n)	03/15/18	50,000	49,909,103
Province of Alberta, 144A	1.711	%(n)	03/20/18	153,000	152,687,880
Province of British Columbia	1.585	%(n)	02/02/18	9,000	8,999,318
Province of Quebec, 144A	1.638	%(n)	02/23/18	60,000	59,943,765
PSP Capital, Inc., 144A	1.513	%(n)	02/07/18	50,000	49,986,097
PSP Capital, Inc., 144A	1.564	%(n)	03/01/18	100,000	99,877,878
PSP Capital, Inc., 144A	1.576	%(n)	03/09/18	50,000	49,921,066
PSP Capital, Inc., 144A	1.617	%(n)	03/16/18	97,350	97,165,219
PSP Capital, Inc., 144A	1.617	%(n)	03/22/18	100,000	99,782,361
PSP Capital, Inc., 144A	1.618	%(n)	03/14/18	90,000	89,837,460
PSP Capital, Inc., 144A	1.701	%(n)	03/19/18	100,000	99,796,333
Sanofi SA, 144A	1.659	%(n)	03/21/18	47,000	46,901,995
Sanofi SA, 144A	1.659	%(n)	03/23/18	371,000	370,193,231
Siemens Capital Co. LLC, 144A	1.683	%(n)	03/22/18	361,900	361,129,453
Siemens Capital Co. LLC, 144A	1.690	%(n)	03/23/18	62,000	61,865,176
Siemens Capital Co. LLC, 144A	1.742	%(n)	03/26/18	50,000	49,884,500
Societe Generale SA, 144A	1.535	%(n)	02/08/18	20,000	19,993,316
Societe Generale SA, 144A	1.889	%(n)	05/31/18	144,000	143,140,800
Texas A&M University	1.550%		03/21/18	20,000	20,000,000
Toronto-Dominion Bank (The), 144A	1.471	%(n)	02/07/18	46,000	45,987,004
Total Capital Canada Ltd., 144A	1.554	%(n)	02/12/18	175,000	174,913,783
Total Capital Canada Ltd., 144A	1.585	%(n)	02/15/18	253,000	252,841,875

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Toyota Credit Canada, Inc.	1.497	%(n)	02/26/18	28,000	$27,970,294
Toyota Finance Australia Ltd., 1 Month LIBOR + 0.170%	1.396	%(c)	03/12/18	66,000	66,017,754
1 Month LIBOR + 0.210%	1.771	%(c)	10/22/18	60,500	60,496,067
Toyota Motor Credit Corp., 3 Month LIBOR + 0.100%	1.431	%(c)	06/25/18	33,000	33,018,612
3 Month LIBOR + 0.100%	1.608	%(c)	06/01/18	105,000	105,040,530
1 Month LIBOR + 0.130%	1.683	%(c)	02/01/18	114,000	114,000,912
Toyota Motor Finance (Netherlands) BV, 3 Month LIBOR + 0.100%	1.431	%(c)	06/25/18	50,000	50,028,200
UBS AG, 144A, 1 Month LIBOR + 0.270%	1.825	%(c)	09/04/18	100,000	100,023,000
Unilever Capital Corp., 144A	1.514	%(n)	02/05/18	110,000	109,978,612
Unilever Capital Corp., 144A	1.607	%(n)	03/05/18	150,000	149,790,312
Unilever Capital Corp., 144A	1.660	%(n)	03/26/18	160,000	159,625,600
United Parcel Service, Inc., 144A	1.533	%(n)	02/20/18	176,000	175,855,974
University of Texas System Board of Regents Revenue Financing	1.530%		02/21/18	7,500	7,499,550
Wal-Mart Stores, Inc., 144A	1.533	%(n)	02/13/18	29,685	29,669,264
Westpac Banking Corp., 144A,
1 Month LIBOR + 0.410%	1.969	%(c)	02/15/18	98,000	98,006,370
1 Month LIBOR + 0.440%	1.993	%(c)	02/09/18	38,000	38,005,358

TOTAL COMMERCIAL PAPER (cost $11,385,376,471)					11,385,968,929

CORPORATE BONDS 1.7%

Auto Manufacturers 0.5%
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.080%	1.502	%(c)	05/17/18	113,000	113,029,814

Banks 0.2%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The), Sr. Unsec’d. Notes, 144A	1.700%		03/05/18	15,000	14,999,550
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes	1.700%		03/19/18	13,000	13,000,260
ING Bank NV, Sr. Unsec’d. Notes, 144A	1.800%		03/16/18	20,000	19,998,786
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes, MTN	1.625%		03/13/18	8,000	7,999,920

					55,998,516

Beverages 0.8%
PepsiCo, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000%	1.722	%(c)	10/15/18	172,000	171,978,958

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	45

Prudential Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications 0.2%
Cisco Systems, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	1.898	%(c)	06/15/18	35,000	$35,036,184

TOTAL CORPORATE BONDS (cost $376,043,348)					376,043,472

MUNICIPAL BONDS 0.2%

New York 0.1%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 02/01/18)	1.550	%(cc)	11/15/32	25,000	25,000,000

Texas 0.1%
University of Texas System (The), Rev., Rfdg., FRDD (Mandatory put date 02/01/18)	1.450	%(cc)	08/01/45	29,940	29,940,000

TOTAL MUNICIPAL BONDS (cost $54,940,000)					54,940,000

REPURCHASE AGREEMENTS(m) 11.6%
Amherst Pierpont Securities LLC,
1.39%, dated 01/30/18, due 02/06/18 in the amount of $150,040,542				150,000	150,000,000
1.40%, dated 01/31/18, due 02/01/18 in the amount of $400,015,556				400,000	400,000,000
1.40%, dated 01/31/18, due 02/07/18 in the amount of $175,047,639				175,000	175,000,000
BNP Paribas SA, 1.35%, dated 01/31/18, due 02/01/18 in the amount of $70,002,625				70,000	70,000,000
Cantor Fitzgerald, 1.36%, dated 01/31/18, due 02/01/18 in the amount of $400,015,111				400,000	400,000,000
Credit Agricole Corporate & Investment Bank, 1.33%, dated 01/24/18, due 02/01/18 in the amount of $400,118,222				400,000	400,000,000
Deutsche Bank Securities, 1.34%, dated 01/31/18, due 02/01/18 in the amount of $300,011,167				300,000	300,000,000
Merrill Lynch,
1.35%, dated 01/31/18, due 02/01/18 in the amount of $150,005,625				150,000	150,000,000
1.36%, dated 01/31/18, due 02/01/18 in the amount of $165,006,233				165,000	165,000,000
MUFG Securities (USA) LLC, 1.32%, dated 01/31/18, due 02/01/18 in the amount of $140,005,133				140,000	140,000,000

See Notes to Financial Statements.

46

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) (Continued)
TD Securities (USA) LLC, 1.35%, dated 01/31/18, due 02/01/18 in the amount of $268,889,083				268,879	$268,879,000

TOTAL REPURCHASE AGREEMENTS (cost $2,618,879,000)					2,618,879,000

TIME DEPOSITS 2.5%
ABN AMRO Bank NV	1.440%		02/06/18	170,000	170,000,000
Australia & New Zealand Banking Group	1.650%		03/05/18	60,000	60,000,000
Australia & New Zealand Banking Group	1.660%		03/23/18	210,000	210,000,000
Northern Trust Co.	1.300%		02/01/18	120,295	120,295,000

TOTAL TIME DEPOSITS (cost $560,295,000)					560,295,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 7.4%
Federal Farm Credit Bank	0.800%		02/12/18	50,000	49,993,300
Federal Home Loan Bank,
3 Month LIBOR + (0.150)%	1.296	%(c)	02/22/18	110,000	109,999,745
3 Month LIBOR + (0.160)%	1.302	%(c)	02/26/18	5,000	5,000,019
3 Month LIBOR + (0.160)%	1.302	%(c)	02/26/18	183,000	183,006,884
Federal Home Loan Bank	1.330	%(n)	02/28/18	151,000	150,852,775
Federal Home Loan Bank	1.333	%(n)	03/07/18	110,000	109,861,840
Federal Home Loan Bank	1.354	%(n)	03/09/18	350,000	349,534,500
Federal Home Loan Bank	1.360	%(n)	03/02/18	351,000	350,624,079
Federal Home Loan Bank	1.369	%(n)	02/16/18	147,000	146,920,326
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%	1.482	%(c)	02/04/19	205,000	205,049,745

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,660,788,150)					1,660,843,213

U.S. TREASURY OBLIGATION 1.1%
U.S. Treasury Bills (cost $256,523,969)	1.391	%(n)	03/22/18	257,000	256,536,149

TOTAL INVESTMENTS 99.9% (cost $22,495,725,320)					22,496,657,167
Other assets in excess of liabilities 0.1%					14,050,401

NET ASSETS 100.0%					$22,510,707,568

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	47

Prudential Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2018

See the Glossary for abbreviations used in the annual report.

#	Principal amount shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rates 0.000%-7.500%, maturity dates 02/15/18-02/01/48), FNMA (coupon rates 1.773%-7.500%, maturity dates 03/01/18-02/01/57), GNMA (coupon rates 2.500%-9.000%, maturity dates 02/15/20-09/20/67), Inter-American Development Bank (coupon rate 1.875%, maturity date 03/15/21), International Bank for Reconstruction & Development (coupon rates 1.375%-2.125%, maturity dates 03/09/21-03/03/25), International Finance Corp. (coupon rate 1.625%, maturity date 07/16/20) and U.S. Treasury Securities (coupon rates 0.000%-8.500%, maturity dates 02/01/18-02/15/47), with the aggregate value, including accrued interest, of $2,671,383,231.
(n)	Rate quoted represents yield to maturity as of purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,583,151,404	$—
Commercial Paper	—	11,385,968,929	—
Corporate Bonds	—	376,043,472	—
Municipal Bonds	—	54,940,000	—
Repurchase Agreements	—	2,618,879,000	—
Time Deposits	—	560,295,000	—
U.S. Government Agency Obligations	—	1,660,843,213	—
U.S. Treasury Obligation	—	256,536,149	—

Total	$—	$22,496,657,167	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

48

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows (unaudited):

Commercial Paper	50.6%
Certificates of Deposit	24.8
Repurchase Agreements	11.6
U.S. Government Agency Obligations	7.4
Time Deposits	2.5
Corporate Bonds	1.7
U.S. Treasury Obligation	1.1%
Municipal Bonds	0.2

99.9
Other assets in excess of liabilities	0.1

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Amherst Pierpoint Securities LLC	$725,000,000	$(725,000,000)	$—
Repurchase Agreements	BNP Paribas	70,000,000	(70,000,000)	—
Repurchase Agreements	Cantor Fitzgerald	400,000,000	(400,000,000)	—
Repurchase Agreements	Credit Agricole	400,000,000	(400,000,000)	—
Repurchase Agreements	Deutsche Bank AG	300,000,000	(300,000,000)	—
Repurchase Agreements	Merrill Lynch	315,000,000	(315,000,000)	—
Repurchase Agreements	MUFG Securities (USA) LLC	140,000,000	(140,000,000)	—
Repurchase Agreements	TD Securities (USA) LLC	268,879,000	(268,879,000)	—

		$2,618,879,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	49

Prudential Core Ultra Short Bond Fund

Statement of Assets & Liabilities

as of January 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $19,876,846,320)	$19,877,778,167
Repurchase agreements (cost $2,618,879,000)	2,618,879,000
Cash	291,592
Interest receivable	13,984,944
Prepaid expenses	24,774

Total assets	22,510,958,477

Liabilities
Management fee payable	165,651
Custodian and accounting fees payable	40,411
Accrued expenses and other liabilities	19,227
Affiliated transfer agent fee payable	16,667
Dividends payable	8,953

Total liabilities	250,909

Net Assets	$22,510,707,568

Net assets were comprised of:
Shares of beneficial interest, at par	$22,508,635
Paid-in capital in excess of par	22,487,217,896

22,509,726,531
Undistributed net investment income	49,190
Net unrealized appreciation on investments	931,847

Net assets, January 31, 2018	$22,510,707,568

Net asset value and redemption price per share ($22,510,707,568 ÷ 22,508,634,790 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

50

Prudential Core Ultra Short Bond Fund

Statement of Operations

Year Ended January 31, 2018

Net Investment Income (Loss)
Income
Interest income	$276,217,151

Expenses
Management fee	1,991,630
Custodian and accounting fees	164,967
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	101,605
Audit fee	24,590
Legal fees and expenses	19,430
Trustees’ fees	9,989
Shareholders’ reports	5,082
Miscellaneous	72,962

Total expenses	2,390,255

Net investment income (loss)	273,826,896

Realized Gain (Loss) on Investments
Net realized gain (loss) on investment transactions	230,206
Net change in unrealized appreciation (depreciation) on investments	(3,862,277)

Net gain (loss) on investment transactions	(3,632,071)

Net Increase (Decrease) In Net Assets Resulting From Operations	$270,194,825

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	51

Prudential Core Ultra Short Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,
	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$273,826,896	$183,733,964
Net realized gain (loss) on investment transactions	230,206	2,468,601
Net change in unrealized appreciation (depreciation) on investments	(3,862,277)	4,794,124

Net increase (decrease) in net assets resulting from operations	270,194,825	190,996,689

Dividends from net investment income	(274,051,674)	(185,089,352)

Fund share transactions
Net proceeds from shares sold	140,971,576,110	212,364,591,387
Net asset value of shares issued in reinvestment of dividends	273,122,231	183,140,803
Cost of shares reacquired	(144,286,929,866)	(228,754,652,453)

Net increase (decrease) in net assets from Fund share transactions	(3,042,231,525)	(16,206,920,263)

Total increase (decrease)	(3,046,088,374)	(16,201,012,926)

Net Assets:
Beginning of year	25,556,795,942	41,757,808,868

End of year(a)	$22,510,707,568	$25,556,795,942

(a) Includes undistributed/(distributions in excess of) net investment income of:	$49,190	$43,762

See Notes to Financial Statements.

52

Prudential Institutional Money Market Fund

Schedule of Investments

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT 38.4%
Bank of America NA,
1 Month LIBOR + 0.110%	1.665	%(c)	02/06/18	94,000	$94,003,948
1 Month LIBOR + 0.110%	1.678	%(c)	02/01/18	68,000	68,000,476
1 Month LIBOR + 0.150%	1.703	%(c)	07/09/18	63,000	62,997,267
1 Month LIBOR + 0.150%	1.705	%(c)	04/06/18	108,000	107,999,989
Bank of Montreal	1.570%		03/06/18	200,000	200,013,820
Bank of Montreal,
3 Month LIBOR + 0.260%	1.657	%(c)	02/08/18	125,000	125,006,375
1 Month LIBOR + 0.170%	1.750	%(c)	07/02/18	35,000	34,999,650
Bank of Nova Scotia,
1 Month LIBOR + 0.180%	1.738	%(c)	06/19/18	175,000	175,005,775
3 Month LIBOR + 0.380%	2.111	%(c)	07/17/18	26,970	26,978,482
Bank of Tokyo-Mitsubishi UFJ Ltd., 1 Month LIBOR + 0.220%	1.781	%(c)	03/22/18	122,000	122,045,384
BNP Paribas SA,
1 Month LIBOR + 0.200%	1.760	%(c)	07/16/18	80,000	80,007,600
1 Month LIBOR + 0.210%	1.770	%(c)	03/15/18	150,000	150,049,350
1 Month LIBOR + 0.260%	1.821	%(c)	06/22/18	81,000	81,038,718
Branch Banking & Trust Co.	1.420%		02/01/18	101,000	100,999,970
Canadian Imperial Bank of Commerce,
3 Month LIBOR + 0.210%	1.629	%(c)	02/16/18	65,000	64,994,150
1 Month LIBOR + 0.210%	1.770	%(c)	11/15/18	125,000	124,969,500
1 Month LIBOR + 0.190%	1.770	%(c)	08/31/18	25,000	24,991,250
3 Month LIBOR + 0.250%	1.814	%(c)	09/13/18	3,000	3,000,353
Citibank NA	1.400%		02/20/18	117,000	116,992,922
Citibank NA	1.450%		02/16/18	70,000	69,998,397
Citibank NA	1.530%		02/22/18	10,000	10,000,113
Citibank NA	1.580%		03/21/18	44,000	43,998,812
Citibank NA	1.630%		03/15/18	102,000	102,006,650
Cooperatieve Rabobank UA,
3 Month LIBOR + 0.250%	1.653	%(c)	02/09/18	60,000	60,003,360
1 Month LIBOR + 0.500%	2.060	%(c)	02/13/18	193,000	193,043,425
Credit Suisse AG	1.650%		03/15/18	211,000	211,016,753
Credit Suisse AG	1.650%		03/16/18	37,000	37,002,864
Credit Suisse AG, 1 Month LIBOR + 0.210%	1.765	%(c)	05/08/18	78,000	78,030,498
DNB Bank ASA	1.420%		02/01/18	186,000	186,000,037
DNB Bank ASA	1.420%		02/06/18	70,000	69,999,979
HSBC Bank PLC, 144A, 1 Month LIBOR + 0.150%	1.710	%(c)	06/15/18	144,000	144,022,752
Mizuho Bank Ltd., 1 Month LIBOR + 0.200%	1.754	%(c)	04/10/18	137,000	137,054,115
Natixis SA	1.620%		03/12/18	140,000	140,020,706
Royal Bank of Canada,
1 Month LIBOR + 0.180%	1.747	%(c)	07/28/18	20,000	19,998,580
1 Month LIBOR + 0.200%	1.760	%(c)	07/16/18	291,000	291,046,269
1 Month LIBOR + 0.350%	1.905	%(c)	03/07/18	27,000	27,011,475

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	53

Prudential Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Skandinaviska Enskilda Banken	1.530%		02/13/18	288,000	$288,013,219
State Street Bank & Trust Co.	1.400%		02/09/18	89,000	88,999,831
State Street Bank & Trust Co., 1 Month LIBOR + 0.120%	1.675	%(c)	05/08/18	18,000	18,002,970
Svenska Handelsbanken AB, 1 Month LIBOR + 0.220%	1.781	%(c)	01/25/19	102,000	101,971,134
Swedbank AB	1.420%		02/01/18	61,000	61,000,031
Swedbank AB	1.420%		02/05/18	130,000	130,000,273
Toronto-Dominion Bank (The)	1.600%		03/20/18	127,000	127,001,041
Toronto-Dominion Bank (The), 3 Month LIBOR + 0.270%	1.651	%(c)	02/02/18	50,000	50,000,650
1 Month LIBOR + 0.190%	1.757	%(c)	08/28/18	113,000	112,994,802
UBS AG, 3 Month LIBOR + 0.350%	1.747	%(c)	02/08/18	50,000	50,003,550
US Bank NA, 1 Month LIBOR + 0.080%	1.641	%(c)	03/20/18	95,000	95,016,910
Wells Fargo Bank NA	1.550%		03/06/18	70,000	70,000,483
Wells Fargo Bank NA	1.580%		03/22/18	17,000	16,999,990
Wells Fargo Bank NA, 3 Month LIBOR + 0.280%	1.671	%(c)	02/06/18	25,000	25,001,025
3 Month LIBOR + 0.300%	1.681	%(c)	02/02/18	65,000	65,000,975
1 Month LIBOR + 0.200%	1.758	%(c)	07/13/18	81,000	81,018,630
1 Month LIBOR + 0.220%	1.775	%(c)	10/05/18	105,000	105,002,835
3 Month LIBOR + 0.330%	2.090	%(c)	02/27/18	4,000	4,001,864

TOTAL CERTIFICATES OF DEPOSIT (cost $5,074,031,150)					5,074,379,977

COMMERCIAL PAPER 41.5%
Apple, Inc., 144A	1.420	%(n)	02/23/18	50,000	49,953,140
Apple, Inc., 144A	1.470	%(n)	03/08/18	141,000	140,787,090
Archer Daniels Midland, 144A	0.950	%(n)	02/05/18	20,000	19,996,112
Archer Daniels Midland, 144A	1.420	%(n)	02/20/18	28,000	27,977,088
Australia & New Zealand Banking Group, 144A	1.610	%(n)	03/12/18	235,000	234,618,783
Bank of Nova Scotia, 144A	1.680	%(n)	03/15/18	197,000	196,640,928
BNP Paribas SA, 144A	1.200	%(n)	02/07/18	27,000	26,992,167
Canadian Imperial Bank of Commerce, 144A, 1 Month LIBOR + 0.490%	2.058	%(c)	02/02/18	100,000	100,003,600
CDP Financial, Inc., 144A	1.550	%(n)	03/15/18	52,000	51,903,727
CDP Financial, Inc., 144A	1.560	%(n)	03/16/18	25,000	24,952,548
CDP Financial, Inc., 144A	1.590	%(n)	03/20/18	33,000	32,931,271
CDP Financial, Inc., 144A	1.680	%(n)	04/23/18	61,500	61,269,000
Commonwealth Bank of Australia, 144A, 1 Month LIBOR + 0.160%	1.720	%(c)	06/15/18	75,000	75,004,950
1 Month LIBOR + 0.170%	1.745	%(c)	06/01/18	5,000	5,000,960
1 Month LIBOR + 0.400%	1.961	%(c)	02/22/18	100,000	100,030,900
1 Month LIBOR + 0.460%	2.013	%(c)	02/02/18	25,000	25,000,825

See Notes to Financial Statements.

54

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
CPPIB Capital, Inc., 144A	1.380	%(n)	02/20/18	65,000	$64,946,557
Danaher Corp.,144A	1.000	%(n)	02/06/18	45,000	44,989,304
Danske Corp., 144A	1.340	%(n)	02/20/18	8,000	7,993,200
Danske Corp., 144A	1.470	%(n)	03/12/18	215,000	214,619,450
Danske Corp., 144A	1.670	%(n)	04/03/18	109,500	109,189,776
Emerson Electric Co., 144A	1.370	%(n)	02/16/18	32,000	31,979,306
Federation Des Caisses Desjardins, 144A	1.450	%(n)	02/22/18	135,000	134,874,679
Federation Des Caisses Desjardins, 144A	1.460	%(n)	02/23/18	7,000	6,993,184
Federation Des Caisses Desjardins, 144A	1.570	%(n)	03/16/18	40,000	39,922,120
Federation Des Caisses Desjardins, 144A	1.650	%(n)	03/26/18	50,000	49,877,900
Federation Des Caisses Desjardins, 144A	1.650	%(n)	03/27/18	100,000	99,750,670
General Electric Co.	1.400	%(n)	02/01/18	85,000	84,996,744
GlaxoSmithKline LLC, 144A	0.950	%(n)	02/05/18	40,000	39,991,984
GlaxoSmithKline LLC, 144A	1.580	%(n)	02/01/18	24,500	24,499,027
Hydro-Quebec, 144A	1.440	%(n)	03/15/18	51,000	50,907,287
ING US Funding LLC,
1 Month LIBOR + 0.190%	1.750	%(c)	08/13/18	132,000	131,986,272
1 Month LIBOR + 0.190%	1.751	%(c)	07/20/18	72,000	72,004,896
1 Month LIBOR + 0.210%	1.764	%(c)	09/11/18	181,000	180,987,149
JPMorgan Securities LLC, 144A, 3 Month LIBOR + 0.180%	1.919	%(c)	10/19/18	129,000	129,127,839
3 Month LIBOR + 0.140%	1.689	%(c)	06/12/18	55,000	55,030,690
JPMorgan Securities LLC, 1 Month LIBOR + 0.230%	1.810	%(c)	07/02/18	68,000	68,029,580
JPMorgan Securities LLC, 144A, 1 Month LIBOR + 0.270%	1.831	%(c)	01/24/19	42,000	42,008,022
3 Month LIBOR + 0.180%	1.973	%(c)	11/07/18	42,000	42,043,386
KFW, 144A	1.420	%(n)	03/01/18	106,000	105,868,496
Nissan Motor Acceptance Corp., 144A	1.350	%(n)	02/14/18	27,000	26,981,689
Nissan Motor Acceptance Corp., 144A	1.580	%(n)	02/01/18	95,000	94,995,611
Nissan Motor Acceptance Corp., 144A	1.600	%(n)	03/21/18	50,000	49,871,785
Novartis Finance Corp., 144A	1.390	%(n)	02/20/18	96,000	95,922,509
Ontario Teachers’ Finance Trust, 144A	1.330	%(n)	02/09/18	25,000	24,990,708
Ontario Teachers’ Finance Trust, 144A	1.660	%(n)	03/09/18	30,000	29,951,097
Ontario Teachers’ Finance Trust, 144A, 1 Month LIBOR + 0.150%	1.703	%(c)	08/09/18	40,000	39,993,040
1 Month LIBOR + 0.160%	1.721	%(c)	08/21/18	55,000	54,991,640
Ontario Teachers’ Finance Trust, 144A	1.780	%(n)	04/19/18	25,000	24,908,568
Philip Morris International, Inc., 144A	1.080	%(n)	02/07/18	75,000	74,979,435
Philip Morris International, Inc., 144A	1.480	%(n)	02/01/18	85,000	84,996,744
Province of Alberta, 144A	1.290	%(n)	02/12/18	125,000	124,941,037
Province of Alberta, 144A	1.430	%(n)	02/27/18	20,000	19,977,710
Province of Alberta, 144A	1.450	%(n)	02/28/18	50,000	49,943,800

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	55

Prudential Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Province of Alberta, 144A	1.450	%(n)	03/02/18	18,000	$17,977,500
Province of Alberta, 144A	1.470	%(n)	02/26/18	18,450	18,430,266
Province of Alberta, 144A	1.560	%(n)	03/12/18	20,000	19,966,288
Province of Alberta, 144A	1.570	%(n)	03/20/18	62,000	61,873,520
PSP Capital, Inc., 144A	1.090	%(n)	02/07/18	50,000	49,986,095
PSP Capital, Inc., 144A	1.490	%(n)	03/09/18	50,000	49,921,065
PSP Capital, Inc., 144A	1.530	%(n)	03/14/18	60,000	59,891,640
Sanofi SA, 144A	1.560	%(n)	03/19/18	150,000	149,700,765
Sanofi SA, 144A	1.560	%(n)	03/21/18	50,000	49,895,740
Siemens Capital Co. LLC, 144A	1.620	%(n)	03/22/18	70,000	69,850,956
Societe Generale SA, 144A	1.120	%(n)	02/08/18	66,000	65,977,943
Societe Generale SA, 144A	1.690	%(n)	05/31/18	83,000	82,504,766
Texas A&M University	1.550%		03/21/18	10,000	10,000,000
Toronto-Dominion Bank (The), 144A	1.030	%(n)	02/07/18	50,000	49,985,873
Total Capital Canada Ltd., 144A	1.320	%(n)	02/12/18	100,000	99,950,730
Total Capital Canada Ltd., 144A	1.440	%(n)	02/21/18	67,577	67,516,769
Toyota Credit Canada, Inc.	1.390	%(n)	02/26/18	19,000	18,979,843
Toyota Finance Australia Ltd., 1 Month LIBOR + 0.170%	1.729	%(c)	03/12/18	40,000	40,010,760
Toyota Motor Credit Corp.,
3 Month LIBOR + 0.100%	1.609	%(c)	06/01/18	35,000	35,013,510
1 Month LIBOR + 0.130%	1.683	%(c)	02/01/18	66,000	66,000,528
3 Month LIBOR + 0.100%	1.786	%(c)	06/25/18	23,000	23,012,972
Toyota Motor Finance (Netherlands) BV, 3 Month LIBOR + 0.100%	1.786	%(c)	06/25/18	27,000	27,015,228
UBS AG, 144A,
1 Month LIBOR + 0.270%	1.850	%(c)	09/04/18	146,000	146,033,580
1 Month LIBOR + 0.300%	1.861	%(c)	06/20/18	158,000	158,102,068
Unilever Capital Corp., 144A	0.940	%(n)	02/05/18	79,000	78,984,642
University of Texas System	1.530%		02/21/18	5,000	4,999,700
Westpac Banking Corp., 144A,
1 Month LIBOR + 0.410%	1.970	%(c)	02/15/18	126,000	126,008,190
1 Month LIBOR + 0.440%	1.993	%(c)	02/09/18	34,000	34,004,794

TOTAL COMMERCIAL PAPER (cost $5,484,333,144)					5,484,721,711

CORPORATE BONDS 2.2%

Automobile Manufacturers 0.5%
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.080%	1.502	%(c)	05/17/18	67,000	67,017,677

					67,017,677

See Notes to Financial Statements.

56

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks 0.7%
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	1.350%		03/06/18	20,000	$19,992,533
HSBC USA, Inc., Sr. Unsec’d. Notes	1.700%		03/05/18	12,635	12,634,090
ING Bank NV, Sr. Unsec’d. Notes, 144A	1.800%		03/16/18	6,000	5,999,636
Skandinaviska Enskilda Banken AB, Sr. Unsec’d. Notes, 144A	1.750%		03/19/18	31,314	31,311,808
Swedbank AB, Sr. Unsec’d. Notes, 144A	1.750%		03/12/18	21,200	21,188,976

					91,127,043

Beverages 0.8%
PepsiCo, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000%	1.722	%(c)	10/15/18	108,000	107,986,787

					107,986,787

Telecommunications 0.2%
Cisco Systems, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	1.899	%(c)	06/15/18	20,000	20,020,677

					20,020,677

TOTAL CORPORATE BONDS (cost $286,167,575)					286,152,184

MUNICIPAL BONDS 1.0%

New York 0.2%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 02/01/18)	1.550	%(cc)	11/15/32	28,035	28,035,000

Texas 0.8%
University of Texas Permanent Univ. Fund Syst., Rev., Ser. B, FRDD (Mandatory put date 02/01/18)	1.450	%(cc)	08/01/45	82,375	82,375,000
University of Texas System (The), Rev., Subser. G1, Rfdg.	1.450	%(cc)	08/01/45	21,000	21,000,000

					103,375,000

TOTAL MUNICIPAL BONDS (cost $131,410,000)					131,410,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	57

Prudential Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) 7.9%
Amherst Pierpont Securities LLC, 1.39%, dated 01/30/18, due 02/06/18 in the amount of $75,020,271				75,000	$75,000,000
1.40%, dated 01/31/18, due 02/01/18 in the amount of $100,003,889				100,000	100,000,000
1.40%, dated 01/31/18, due 02/07/18 in the amount of $75,020,417				75,000	75,000,000
BNP Paribas Securities Corp. 1.35%, dated 01/31/18, due 02/01/18 in the amount of $200,007,500				200,000	200,000,000
Cantor Fitzgerald 1.36%, dated 01/31/18, due 02/01/18 in the amount of $100,003,778				100,000	100,000,000
Credit Agricole Corporate & Investment Bank 1.33%, dated 01/24/18, due 02/01/18 in the amount of $100,029,556				100,000	100,000,080
Deutsche Bank Securities 1.34%, dated 01/31/18, due 02/01/18 in the amount of $200,007,444				200,000	200,000,000
TD Securities (USA) LLC 1.35%, dated 01/31/18, due 02/01/18 in the amount of $200,007,500				200,000	200,000,000

TOTAL REPURCHASE AGREEMENTS (cost $1,050,000,000)					1,050,000,080

TIME DEPOSITS 4.1%
ABN AMRO Bank NV	1.440%		02/06/18	80,000	80,000,000
Credit Agricole Corporate & Investment Bank	1.320%		02/01/18	125,000	125,000,000
Natixis SA	1.320%		02/01/18	140,000	140,000,000
Northern Trust Co.	1.300%		02/01/18	193,740	193,740,000

TOTAL TIME DEPOSITS (cost $538,740,000)					538,740,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 3.7%
Federal Home Loan Bank	1.200	%(n)	02/16/18	73,000	72,960,434
Federal Home Loan Bank	1.380	%(n)	03/02/18	211,900	211,673,055
Federal Home Loan Bank	1.380	%(n)	03/09/18	210,000	209,720,700

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $494,351,694)					494,354,189

U.S. TREASURY OBLIGATION 1.1%
U.S. Treasury Bill (cost $145,729,716)	1.365	%(s)	03/22/18	146,000	145,736,489

TOTAL INVESTMENTS 99.9% (cost $13,204,763,279)					13,205,494,630
Other assets in excess of liabilities 0.1%					10,025,783

NET ASSETS 100.0%					$13,215,520,413

See Notes to Financial Statements.

58

See Glossary for abbreviations used in the annual report:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Repurchase agreements are collateralized by FMAC (coupon rates 2.500%-7.000%, maturity dates 02/15/18-12/01/47), FNMA (coupon rates 2.452%-7.000%, maturity dates 04/01/18-01/01/48), GNMA (coupon rates 3.000%-7.000%, maturity dates 11/20/31-01/20/48), and U.S. Treasury Securities (coupon rate 0.000%-0.375%, maturity dates 06/21/18-11/15/46), with the aggregate value, including accrued interest, of $1,071,049,433.
(n)	Rate quoted represents yield to maturity as of purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,074,379,977	$—
Commercial Paper	—	5,484,721,711	—
Corporate Bonds	—	286,152,184	—
Municipal Bonds	—	131,410,000	—
Repurchase Agreements	—	1,050,000,080	—
Time Deposits	—	538,740,000	—
U.S. Government Agency Obligations	—	494,354,189	—
U.S. Treasury Obligation	—	145,736,489	—

Total	$—	$13,205,494,630	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	59

Prudential Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2018

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows (unaudited):

Commercial Paper	41.5%
Certificates of Deposit	38.4
Repurchase Agreements	7.9
Time Deposits	4.1
U.S. Government Agency Obligations	3.7
Corporate Bonds	2.2
U.S. Treasury Obligation	1.1%
Municipal Bonds	1.0

99.9
Other assets in excess of liabilities	0.1

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Amherst Pierpoint Securities LLC	$250,000,000	$(250,000,000)	$—
Repurchase Agreements	BNP Paribas	200,000,000	(200,000,000)	—
Repurchase Agreements	Cantor Fitzgerald	100,000,000	(100,000,000)	—
Repurchase Agreements	Credit Agricole	100,000,080	(100,000,080)	—
Repurchase Agreements	Deutsche Bank AG	200,000,000	(200,000,000)	—
Repurchase Agreements	TD Securities USA LLC	200,000,000	(200,000,000)	—

		$1,050,000,080

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

60

Prudential Institutional Money Market Fund

Statement of Assets & Liabilities

as of January 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $12,154,763,279)	$12,155,494,550
Repurchase agreements (cost $1,050,000,000)	1,050,000,080
Cash	21,024,581
Interest receivable	10,912,769
Prepaid expenses	23,056

Total assets	13,237,455,036

Liabilities
Payable for investments purchased	21,024,492
Management fee payable	706,200
Custodian and accounting fees payable	174,206
Affiliated transfer agent fee payable	16,667
Accrued expenses and other liabilities	13,058

Total liabilities	21,934,623

Net Assets	$13,215,520,413

Net assets were comprised of:
Shares of beneficial interest, at par	$13,214,855
Paid-in capital in excess of par	13,201,574,111

13,214,788,966
Undistributed net investment income	12,357
Accumulated net realized loss on investment transactions	(12,261)
Net unrealized appreciation on investments	731,351

Net assets, January 31, 2018	$13,215,520,413

Class D
Net asset value, offering price and redemption price per share, ($13,215,520,413 ÷ 13,214,854,903 shares of beneficial interest issued and outstanding)	$1.0001

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	61

Prudential Institutional Money Market Fund

Statement of Operations

Year Ended January 31, 2018

Net Investment Income (Loss)
Income
Interest income	$171,328,466

Expenses
Management fee	21,266,569
Custodian and accounting fees	708,870
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	168,280
Legal fees and expenses	25,248
Audit fee	24,192
Trustees’ fees	10,813
Shareholders’ reports	4,657
Miscellaneous	2,750

Total expenses	22,211,379
Less: Management fee waiver and/or expense reimbursement	(12,288,756)

Net expenses	9,922,623

Net investment income (loss)	161,405,843

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	120,526
Net change in unrealized appreciation (depreciation) on investments	(1,664,890)

Net gain (loss) on investment transactions	(1,544,364)

Net Increase (Decrease) In Net Assets Resulting From Operations	$159,861,479

See Notes to Financial Statements.

62

Prudential Institutional Money Market Fund

Statements of Changes in Net Assets

	Year Ended January 31, 2018	July 19, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$161,405,843	$41,447,144
Net realized gain (loss) on investment transactions	120,526	52,926
Net change in unrealized appreciation (depreciation) on investments	(1,664,890)	2,396,241

Net increase (decrease) in net assets resulting from operations	159,861,479	43,896,311

Dividends and distributions from net investment income	(161,524,644)	(41,501,699)

Fund share transactions
Net proceeds from shares sold	69,720,645,020	50,021,288,462
Net asset value of shares issued in reinvestment of dividends	161,510,624	41,633,301
Cost of shares reacquired	(70,103,039,166)	(36,627,249,275)

Net increase (decrease) in net assets from Fund share transactions	(220,883,522)	13,435,672,488

Total increase (decrease)	(222,546,687)	13,438,067,100

Net Assets:
Beginning of year	13,438,067,100	—

End of year(a)	$13,215,520,413	$13,438,067,100

(a) Includes undistributed (distributions in excess of) net investment income	$12,357	$(1,002)

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	63

Glossary:

The following abbreviations are used in the annual report:

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

FRDD—Floating Rate Daily Demand Note

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

See Notes to Financial Statements.

64

Notes to Financial Statements

Prudential Investment Portfolios 2 (“PIP 2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. PIP 2 consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”), the Prudential Core Ultra Short Bond Fund (the “Ultra Short Bond Fund”) and the Prudential Institutional Money Market Fund (the “Institutional Money Market Fund”) (each, a “Fund” and collectively, the “Funds” or “Core Fund”). The Institutional Money Market Fund commenced operations on July 19, 2016. Shares of the Funds are not registered under the Securities Act of 1933, as amended.

The investment objective of the Ultra Short Bond Fund and Institutional Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with relative stability of principal.

1. Accounting Policies

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market

Prudential Investment Portfolios 2	65

Notes to Financial Statements (continued)

makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to,

66

underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Ultra Short Bond Fund and Institutional Money Market Fund may invest up to 5% and the Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Prudential Investment Portfolios 2	67

Notes to Financial Statements (continued)

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: The Short-Term Bond Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed in the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Funds. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover each Fund’s exposure to

68

the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Core Fund, on behalf of the Short-Term Bond Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

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Notes to Financial Statements (continued)

As of January 31, 2018, the Short-Term Bond Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Institutional Money Market Fund and Ultra Short Bond Fund declare all of their net investment income and net realized short-term capital gains, if any, as dividends daily to their shareholders of record at the time of such declaration and pay monthly to their shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed (overdistributed) net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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2. Agreements

Under a management agreement with the Core Fund, PGIM Investments manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, PGIM Investments has responsibility for all investment management services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Core Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Core Fund. For its services on the Ultra Short Bond Fund and Short Term Bond Fund, PGIM, Inc. is reimbursed by PGIM Investments for direct costs, excluding profit and overhead, incurred by PGIM, Inc. in furnishing services to PGIM Investments. PGIM Investments pays for the services of PGIM, Inc. on the Institutional Money Market Fund, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The Ultra Short Bond Fund and Short Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the year ended January 31, 2018, the costs were at an effective annual rate of .008% for the Ultra Short Bond Fund and .023% for the Short-Term Bond Fund. The management fee paid to PGIM Investments for the Institutional Money Market Fund was accrued daily and payable monthly at an annual rate of .15% of the average daily net assets. For the year ended January 31, 2018, the effective management fee paid for the Institutional Money Market Fund was .06%.

PGIM Investments has contractually agreed through May 31, 2019 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses, such as dividend, broker charges and interest expense on short sales) of the Institutional Money Market Fund to .07% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent.

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Notes to Financial Statements (continued)

Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Short-Term Bond Fund may invest its overnight sweep cash in the Ultra Short Bond Fund. Earnings from the Ultra Short Bond Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Treasury securities for the year ended January 31, 2018, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Short-Term Bond Fund	$1,175,584,846	$1,056,399,724
Ultra Short Bond Fund*	2,037,995,000	3,437,472,137

*	Although floating rate daily demand notes are shown as short-term investments in the Schedule of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts, along with securities which had a maturity beyond one year of acquisition. For the year ended January 31, 2018, the Fund purchases and sales transactions under Rule 17a-7, were $1,100,564 and $19,900,542, respectively. There were no realized gains (losses) associated with these 17a-7 transactions during the reporting period.

For the year ended January 31, 2018, Institutional Money Market Fund purchases and sales transactions under Rule 17a-7, were $0.00 and $900,020, respectively. There were no realized gains (losses) associated with these 17a-7 transactions during the reporting period.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized gains or losses and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income, accumulated net realized gains or losses and paid-in capital in excess of par.

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For the year ended January 31, 2018 the adjustments were as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gains (Losses)	Paid-In Capital In Excess of Par
Short-Term Bond Fund (b),(c),(d)	$7,338,589	$150,147,165	$(157,485,754)
Ultra Short Bond Fund (a)	230,206	(230,206)	—
Institutional Money Market Fund (a)	132,160	(132,160)	—

(a)	Reclassification of dividends.
(b)	Expiration of capital loss carryforward.
(c)	Reclassification of swap income.
(d)	Reclassification of paydowns.

Net investment income (loss), net realized gains (losses) and net assets were not affected by these adjustments.

The tax character of distributions paid during the year ended January 31, 2018 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
Short-Term Bond Fund	$68,735,210	$—
Ultra Short Bond Fund	274,049,382	2,292
Institutional Money Market Fund	161,524,644	—

The tax character of distributions paid during the year/period ended January 31, 2017 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
Short-Term Bond Fund	$56,539,604	$—
Ultra Short Bond Fund	185,072,088	17,264
Institutional Money Market Fund	141,501,699	—

As of January 31, 2018, the accumulated undistributed earnings on a tax basis were as follows:

Fund	Accumulated Ordinary Income
Short-Term Bond Fund	$4,066,484
Ultra Short Bond Fund*	58,143
Institutional Money Market Fund	26,155

*	Includes a timing difference of $8,953 for dividends payable

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Notes to Financial Statements (continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of January 31, 2018 were as follows:

	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Short-Term Bond Fund	$3,107,922,113	$47,483,239	$(42,391,913)	$5,091,326
Ultra Short Bond Fund	22,495,725,320	1,494,492	(562,645)	931,847
Institutional Money Market Fund	13,204,775,540	1,075,547	(356,457)	719,090

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carryforward capital losses realized on or after February 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of January 31, 2018, the pre and post-enactment losses for Short-Term Bond Fund were approximately:

Post-Enactment Losses:	$17,664,000

Pre-Enactment Losses:
Expiring 2019	18,751,000

Management has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

Shares of the Ultra Short Bond Fund, the Short-Term Bond Fund and the Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and,

74

as applicable, certain investment advisory clients of PGIM, Inc. As of January 31, 2018, 100% of the shares outstanding were owned by such entities of which six shareholders held 52% of outstanding shares of the Ultra Short Bond Fund, three shareholders held 87% of outstanding shares of the Short-Term Bond Fund and four shareholders held 32% of outstanding shares of the Institutional Money Market Fund.

There is an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

	Short-Term Bond Fund		Ultra Short Bond Fund
	Shares	Amount	Shares	Amount
Year ended January 31, 2018
Shares sold	3,837,382	$35,707,576	140,971,576,109	$140,971,576,110
Shares issued in reinvestment of dividends and distributions	7,399,751	68,732,516	273,122,231	273,122,231
Shares reacquired	(3,837,382)	(35,707,576)	(144,286,929,866)	(144,286,929,866)

Net increase (decrease) in shares outstanding	7,399,751	$68,732,516	(3,042,231,526)	($3,042,231,525)

Year ended January 31, 2017
Shares sold	20,273,649	$187,999,226	212,364,591,387	$212,364,591,387
Shares issued in reinvestment of dividends and distributions	6,088,891	56,527,875	183,140,803	183,140,803
Shares reacquired	(20,273,654)	(187,999,269)	(228,754,652,453)	(228,754,652,453)

Net increase (decrease) in shares outstanding	6,088,886	$56,527,832	(16,206,920,263)	($16,206,920,263)

			Institutional Money Market Fund
			Shares	Amount
Year ended January 31, 2018
Shares sold			69,711,122,719	$69,720,645,020
Shares issued in reinvestment of dividends and distributions			161,491,067	161,510,624
Shares reacquired			(70,093,366,208)	(70,103,039,166)

Net increase (decrease) in shares outstanding			(220,752,422)	(220,883,522)

Period ended January 31, 2017*
Shares sold			50,016,660,099	$50,021,288,462
Shares issued in reinvestment of dividends and distributions			41,626,709	41,633,301
Shares reacquired			(36,622,679,483)	(36,627,249,275)

Net increase (decrease) in shares outstanding			13,435,607,325	$13,435,672,488

*	Commencement of operations was July 19, 2016.

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Notes to Financial Statements (continued)

7. Borrowings

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Short-Term Bond Fund did not utilize the SCA during the year ended January 31, 2018.

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Financial Highlights

Prudential Core Short-Term Bond Fund
	Year Ended January 31,
	2018(c)	2017(c)	2016(c)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$9.27	$9.28	$9.33	$9.33	$9.30
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.14	0.13	0.16	0.19
Net realized and unrealized gain (loss) on investment transactions	0.03	0.02	(0.03)	(0.04)	(0.03)
Total from investment operations	0.22	0.16	0.10	0.12	0.16
Less Dividends:
Dividends from net investment income	(0.21)	(0.17)	(0.15)	(0.12)	(0.13)
Net asset value, end of year	$9.28	$9.27	$9.28	$9.33	$9.33
Total Return(a):	2.36%	1.78%	1.04%	1.28%	1.72%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,119,050	$3,050,290	$2,994,467	$3,652,005	$3,687,839
Average net assets (000)	$3,082,883	$3,021,138	$3,403,519	$3,649,937	$3,680,946
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses before waivers and/or expense reimbursement	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	2.04%	1.50%	1.34%	1.71%	2.00%
Portfolio turnover rate	53%	29%	25%	34%	52%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Does not include expenses of the underlying fund in which the Fund invests.
(c)	Calculated based on average shares outstanding during the year.

See Notes to Financial Statements.

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Financial Highlights (continued)

Prudential Core Ultra Short Bond Fund
	Year Ended January 31,
	2018(c)		2017(c)		2016(c)		2015		2014
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.01		-	(a)	-	(a)	-	(a)
Net realized and unrealized gain (loss) on investment transactions	-	(a)	-	(a)	-		-		-
Total from investment operations	0.01		0.01		-		-		-
Dividends and distributions to shareholders	(0.01)		(0.01)		-	(a)	-	(a)	-	(a)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(b):	1.18%		0.63%		0.21%		0.15%		0.15%

Ratios/Supplemental Data:
Net assets, end of year (000)	$22,510,708		$25,556,796		$41,757,809		$43,585,206		$38,389,097
Average net assets (000)	$23,440,098		$30,480,402		$41,343,564		$40,003,023		$37,135,455
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01%		0.01%		0.01%		0.01%		0.01%
Expenses before waivers and/or expense reimbursement	0.01%		0.01%		0.01%		0.01%		0.01%
Net investment income	1.17%		0.60%		0.21%		0.15%		0.15%
Portfolio turnover rate(d)	111%		46%		-		-		-

(a)	Less than $0.005 per share.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Calculated based on average shares outstanding during the year.
(d)	The Portfolio turnover rate calculation is for the year ended January 31, 2018 and the period March 30, 2016 through January 31, 2017, respectively, and includes floating rate daily demand notes. Prior to March 30, 2016, the Fund was classified as a money market under Rule 2a-7 of the Investment Company Act of 1940 and disclosure of the Fund’s portfolio turnover was not applicable.

See Notes to Financial Statements.

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Prudential Institutional Money Market Fund
	Year ended January 31, 2018	July 19, 2016(c) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$1.0002	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0114	0.0031
Net realized and unrealized gain (loss) on investment transactions	(0.0001)	0.0002
Total from investment operations	0.0113	0.0033
Dividends and distributions to shareholders	(0.0114)	(0.0031)
Net asset value, end of period	$1.0001	$1.0002
Total Return(a)	1.14%	0.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,215,520	$13,438,067
Average net assets (000)	$14,177,712	$12,592,981
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07%	0.07%	(d)
Expenses before waivers and/or expense reimbursement	0.16%	0.16%	(d)
Net investment income (loss)	1.14%	0.61%	(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Commencement of operations.
(d)	Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	79

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Prudential Investment Portfolios 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, and Prudential Institutional Money Market Fund (collectively, the “Funds”), each a series of Prudential Investment Portfolios 2, including the schedules of investments, as of January 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (or, as it pertains to the Prudential Institutional Money Market Fund, for the year then ended and the period from July 19, 2016 (commencement of operations) to January 31, 2017), and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended (or, as it pertains to the Prudential Institutional Money Market Fund, for the year then ended and the period from July 19, 2016 to January 31, 2017), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2018, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Prudential Retail investment companies since 2003.

New York, New York

March 16, 2018

80

Federal Income Tax Information (unaudited)

For the year ended January 31, 2018, the Ultra Short Bond Fund reports 98.15% and Short-Term Bond Fund reports 94.78% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2019, you will be advised on IRS Form 1099-DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2018.

Prudential Investment Portfolios 2	81

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding (60) Board Member Portfolios Overseen: 90	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon (65) Board Member Portfolios Overseen: 90	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Linda W. Bynoe (65) Board Member Portfolios Overseen: 90	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Prudential Investment Portfolios  2

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Barry H. Evans (57)± Board Member Portfolios Overseen: 89	Retired; Formerly President (2005 – 2016), Global Chief Operating Officer (2014 – 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (since 2011); Director, Manulife Asset Management Limited (2015-2017); Formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); Formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein (61) Board Member & Independent Chair Portfolios Overseen: 90	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Laurie Simon Hodrick (55)± Board Member Portfolios Overseen: 89	Professor Emerita of Business (since 2018), Columbia Business School; Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Visiting Professor of Law, Stanford Law School (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly Professor of Business (1996-2017), Columbia Business School; formerly Managing Director, Global Head of Alternative Investment Strategies (2006-2008), Deutsche Bank.	Independent Director, Corporate Capital Trust (since April 2017) (a business development company).	Since September 2017

Visit our website at pgiminvestments.com

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Michael S. Hyland, CFA (72) Board Member Portfolios Overseen: 90	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Richard A. Redeker (74) Board Member Portfolios Overseen:90	Retired Mutual Fund Senior Executive (50 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.	Since October 1993

Brian K. Reid (56)# Board Member Portfolios Overseen: 89	Retired; Director, ICI Mutual Insurance Company (2012-2017); formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996).	None.	Since March 2018

Stephen G. Stoneburn (74) Board Member Portfolios Overseen: 90	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.	Since July 2003

Prudential Investment Portfolios  2

±Mr. Evans and Ms. Hodrick joined the Board effective as of September 1, 2017.

# Mr. Reid joined the Board effective as of March 1, 2018.

Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker (55) Board Member & President Portfolios Overseen: 90	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

Scott E. Benjamin (44) Board Member & Vice President Portfolios Overseen:90	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Visit our website at pgiminvestments.com

Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres* (58) Board Member Portfolios Overseen: 89	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara (62) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

Prudential Investment Portfolios  2

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since September 2014

Deborah A. Docs (60) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2004

Jonathan D. Shain (59) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo (43) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Andrew R. French (55) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Charles H. Smith (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998—January 2007).	Since January 2017

Visit our website at pgiminvestments.com

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

M. Sadiq Peshimam (54) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since February 2006

Peter Parrella (59) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

Lana Lomuti (50) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin (56) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since April 2014

Kelly A. Coyne (49) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the Prudential Mutual Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Investment Portfolios  2

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the Funds’ website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Funds’ Statements of Additional Information contains additional information about the Funds’ Trustees and are available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

CUSIP
PRUDENTIAL CORE SHORT-TERM BOND FUND	74440E102
PRUDENTIAL CORE ULTRA SHORT BOND FUND	74440E201
PRUDENTIAL INSTITUTIONAL MONEY MARKET FUND	74440E300

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2018 and January 31, 2017, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $87,812 and $86,943 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended January 31, 2018 and January 31, 2018: none.

(c) Tax Fees

For the fiscal years ended January 31, 2018 and January 31, 2018: none.

(d) All Other Fees

For the fiscal years ended January 31, 2018 and January 31, 2018: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
◾	Federal, state and local income tax compliance; and,
◾	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting.

Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended January 31, 2018 and January 31, 2017: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2018 and January 31, 2017 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable

Item 11 –	Controlsand Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 16, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 16, 2018